PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I'm pleased to present the Semi-Annual Report to Shareholders for Government Cash Series, a portfolio of Cash Trust Series, Inc., which covers the six-month period ended November 30, 1996. The Report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's investments and its financial statements.

During the reporting period, the fund helped its shareholders earn a total of $0.02 in dividends per share on their ready cash--while offering the advantages of daily liquidity and stability of principal.* The fund's net assets increased to $572.1 million, with almost half of the assets at the end of the reporting period invested in securities issued by the United States Treasury and various government agencies, including the Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Association, Federal National Mortgage Association, and Student Loan Marketing Association. More than half of the fund's assets were invested in repurchase agreements backed by government or agency securities, which offered a yield advantage over many direct government obligations.

Thank you for choosing Government Cash Series as a convenient way to put your cash to work pursuing daily income from U.S. government securities. Please contact your investment representative if you have any questions about the fund.

Sincerely,

/s/ Richard B. Fisher

Richard B. Fisher
President
January 15, 1997

* Although money market mutual funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

Government Cash Series invests in direct U.S. Treasury and U.S. government agency obligations and in repurchase agreements collateralized by U.S. government or agency securities. The fund's investments included issues of the Federal National Mortgage Association, Student Loan Marketing Association, Farm Credit Banks, Federal Home Loan Banks, and Federal Home Loan Mortgage Association, and a small Treasury position for liquidity purposes.

Over the six months ended November 30, 1996, the Federal Reserve Board (the "Fed") stood pat in the face of economic growth that exceeded the 2.50% pace thought to be non-inflationary. Confronted with persistent strength in the housing, auto, and retail sectors, the Fed stuck to its belief that economic growth in the second half of the year would return to a more moderate pace. Over the reporting period, the market itself was not so sure, and movements in interest rates proved to be rather volatile as expectations regarding the timing and extent of the next policy move from the Fed swayed back and forth with each new piece of economic data. Signs of an economic slowdown began to emerge in the third quarter of 1996, but the market then fretted that it might not be enough to prevent the Fed from tightening in order to ward off inflationary pressures. By the end of the reporting period, however, the market calmed as growth in employment and housing moderated and inflation remained tame. Overall, the Federal funds target rate remained unchanged at 5.25%, where it has been since late January 1996.
Movements in interest rates reflected the market uncertainty. The yield on the three-month Treasury bill began the reporting period at 5.20% in early June and rose to 5.35% by late August amid fears that the robust economy might spark inflation--particularly in the face of tight labor market conditions. The yield then fell to 5.15% as signs of tempered growth began to appear, rose once more to 5.35% as the market continued to reflect concerns over developing wage pressures, and then plunged to 5.00% in late September/early October as relief finally took hold. The yield finally rebounded to a more realistic 5.15% and traded within a narrow range for the remainder of the reporting period, as the market broke its trend of over-reacting to each economic release and accepted the idea that the Fed was likely to be on hold indefinitely. Overall, the short end of the Treasury yield curve ended the reporting period 27 basis points flatter than it began, reflecting the retreat from expectations of an imminent tightening in monetary policy.

For most of the six-month reporting period, the fund was targeted in 35 to 45 day average maturity range, representing a neutral stance. The average maturity of the fund varied within that range according to relative value opportunities available in the short-term Treasury, government agency and repo markets. The fund continued to combine attractive yields from repurchase agreements collateralized by U.S. Treasury and government agency securities with short-term agency floating rate notes and Treasury and agency securities with longer maturities of six to 12 months. The fund increased its holdings of agency discount notes modestly over the period, as spreads on these instruments were at attractive levels. With a friendly inflation picture and no signs of a dramatic change in the overall fundamental picture of the economy on the horizon, the fund will likely maintain its current neutral positioning in the near future.

GOVERNMENT CASH SERIES
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
SHORT-TERM OBLIGATIONS--48.2%
------------------------------------------------------------------------------------------------
               FEDERAL FARM CREDIT BANK, NOTE--0.4%
               ---------------------------------------------------------------------------------
$   2,500,000  5.60%, 6/3/1997                                                                    $    2,498,232
               ---------------------------------------------------------------------------------  --------------
               (A)FEDERAL FARM CREDIT BANK, FLOATING RATE NOTES--2.4%
               ---------------------------------------------------------------------------------
   14,000,000  5.41%, 1/1/1997                                                                        13,986,861
               ---------------------------------------------------------------------------------  --------------
               FEDERAL HOME LOAN BANK, NOTES--0.4%
               ---------------------------------------------------------------------------------
    2,400,000  5.71%, 11/18/1997                                                                       2,399,277
               ---------------------------------------------------------------------------------  --------------
               (B)FEDERAL HOME LOAN BANK, DISCOUNT NOTES--6.7%
               ---------------------------------------------------------------------------------
   38,500,000  5.42%--5.72%, 12/31/1996--5/13/1997                                                    38,131,118
               ---------------------------------------------------------------------------------  --------------
               (A)FEDERAL HOME LOAN BANK, FLOATING RATE NOTES--1.3%
               ---------------------------------------------------------------------------------
    7,000,000  5.31%, 12/4/1996                                                                        6,993,907
               ---------------------------------------------------------------------------------  --------------
               FEDERAL HOME LOAN MORTGAGE ASSOCIATION, NOTES--0.7%
               ---------------------------------------------------------------------------------
    4,000,000  5.64%, 8/28/1997                                                                        3,992,786
               ---------------------------------------------------------------------------------  --------------
               (B)FEDERAL HOME LOAN MORTGAGE ASSOCIATION, DISCOUNT NOTES--1.6%
               ---------------------------------------------------------------------------------
    9,000,000  5.37%, 1/3/1997                                                                         8,956,853
               ---------------------------------------------------------------------------------  --------------
               (A)FEDERAL HOME LOAN MORTGAGE ASSOCIATION, FLOATING RATE NOTES--0.9%
               ---------------------------------------------------------------------------------
    5,000,000  5.37%, 12/3/1996                                                                        4,997,962
               ---------------------------------------------------------------------------------  --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION, NOTES--0.6%
               ---------------------------------------------------------------------------------
    3,400,000  5.41%, 12/6/1996                                                                        3,399,926
               ---------------------------------------------------------------------------------  --------------
               (B)FEDERAL NATIONAL MORTGAGE ASSOCIATION, DISCOUNT NOTES--12.4%
               ---------------------------------------------------------------------------------
   72,000,000  5.25%--5.75%, 12/19/1996--5/29/1997                                                    71,194,640
               ---------------------------------------------------------------------------------  --------------
               (A)FEDERAL NATIONAL MORTGAGE ASSOCIATION, FLOATING RATE NOTES--5.9%
               ---------------------------------------------------------------------------------
   34,000,000  5.22%--5.37%, 12/3/1996--12/17/1996                                                    33,984,771
               ---------------------------------------------------------------------------------  --------------
               STUDENT LOAN MARKETING ASSOCIATION, NOTES--0.3%
               ---------------------------------------------------------------------------------
    2,000,000  5.62%, 6/30/1997                                                                        1,995,874
               ---------------------------------------------------------------------------------  --------------
               (A)STUDENT LOAN MARKETING ASSOCIATION, FLOATING RATE NOTES--4.0%
               ---------------------------------------------------------------------------------
   22,650,000  5.35%--5.56%, 12/3/1996                                                                22,646,785
               ---------------------------------------------------------------------------------  --------------
               (B)UNITED STATES TREASURY BILLS--1.4%
               ---------------------------------------------------------------------------------
    5,000,000  5.19%--5.26%, 3/6/1997                                                                  4,934,727
               ---------------------------------------------------------------------------------
    3,000,000  5.67%, 8/21/1997                                                                        2,882,527
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   7,817,254
               ---------------------------------------------------------------------------------  --------------
               UNITED STATES TREASURY NOTES--9.2%
               ---------------------------------------------------------------------------------
    6,000,000  5.63%, 6/30/1997                                                                        5,993,056
               ---------------------------------------------------------------------------------
    5,500,000  5.75%, 9/30/1997                                                                        5,496,668
               ---------------------------------------------------------------------------------
    9,000,000  6.00%, 8/31/1997                                                                        9,032,605
               ---------------------------------------------------------------------------------
    9,000,000  6.13%, 5/31/1997                                                                        9,026,323
               ---------------------------------------------------------------------------------
    7,000,000  6.63%--6.88%, 3/31/1997                                                                 7,023,008
               ---------------------------------------------------------------------------------
    5,000,000  7.25%, 11/30/1996                                                                       5,000,000
               ---------------------------------------------------------------------------------
    3,000,000  7.50%, 12/31/1996                                                                       3,005,441
               ---------------------------------------------------------------------------------
    8,000,000  8.50%, 4/15/1997                                                                        8,082,727
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  52,659,828
               ---------------------------------------------------------------------------------  --------------
               TOTAL SHORT-TERM OBLIGATIONS                                                          275,656,074
               ---------------------------------------------------------------------------------  --------------
(C) REPURCHASE AGREEMENTS--58.3%
------------------------------------------------------------------------------------------------
   10,000,000  Bear, Stearns and Co., 5.750%, dated 11/29/1996, due 12/2/1996                         10,000,000
               ---------------------------------------------------------------------------------
    4,700,000  Barclays de Zoete Wedd Securities, Inc., 5.720%, dated 11/29/1996, due 12/2/1996        4,700,000
               ---------------------------------------------------------------------------------
   25,000,000  CIBC Wood Gundy Securities Corp., 5.730%, dated 11/29/1996, due 12/2/1996              25,000,000
               ---------------------------------------------------------------------------------
   13,000,000  (d)CS First Boston, Inc., 6.500%, dated 11/19/1996, due 1/2/1997                       13,000,000
               ---------------------------------------------------------------------------------
   25,000,000  Chase Government Securities, Inc., 5.450%, dated 11/27/1996, due
               12/2/1996                                                                              25,000,000
               ---------------------------------------------------------------------------------
   20,000,000  Deutsche Bank Government Securities, Inc., 5.750%, dated
               11/29/1996, due 12/2/1996                                                              20,000,000
               ---------------------------------------------------------------------------------
   70,000,000  Fuji Government Securities, Inc., 5.750%, dated
               11/29/1996, due 12/2/1996                                                              70,000,000
               ---------------------------------------------------------------------------------
    9,000,000  (d) Goldman Sachs Group, LP, 5.320%, dated 11/19/1996, due
               12/19/1996                                                                              9,000,000
               ---------------------------------------------------------------------------------
   20,000,000  HSBC Securities, Inc., 5.750%, dated 11/29/1996, due 12/2/1996                         20,000,000
               ---------------------------------------------------------------------------------
   20,000,000  Nikko Securities, 5.750%, dated 11/29/1996, due 12/2/1996                              20,000,000
               ---------------------------------------------------------------------------------
   25,000,000  Nomura Securities Intenational, Inc., 5.450%, dated 11/27/1996, due 12/2/1996          25,000,000
               ---------------------------------------------------------------------------------
   45,000,000  PaineWebber Group, Inc., 5.750%, dated 11/29/1996, due 12/2/1996                       45,000,000
               ---------------------------------------------------------------------------------
   13,000,000  (d)Swiss Bank Capital Markets, 5.380%, dated 10/11/1996, due 1/13/1997                 13,000,000
               ---------------------------------------------------------------------------------
   20,000,000  UBS Securities, Inc., 5.750%, dated 11/29/1996, due 12/2/1996                          20,000,000
               ---------------------------------------------------------------------------------
   14,000,000  (d)UBS Securities, Inc., 5.370%, dated 11/19/1996, due 1/21/1997                       14,000,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL REPURCHASE AGREEMENTS                                                           333,700,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                                           $  609,356,074
               ---------------------------------------------------------------------------------  --------------


 (a) Denotes variable rate and floating rate obligations for which the current rate is shown.

 (b) Each issue shows the rate of discount at the time of purchase.

 (c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

 (e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($572,133,423) at November 30, 1996.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT CASH SERIES
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------
Investments in repurchase agreements                                               $  333,700,000
---------------------------------------------------------------------------------
Investments in securities                                                             275,656,074
---------------------------------------------------------------------------------  --------------
     Total investments in securities, at amortized cost and value                                  $  609,356,074
-------------------------------------------------------------------------------------------------
Cash                                                                                                      106,779
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       1,946,560
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     611,409,413
-------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------
Payable for investments purchased                                                      37,878,517
---------------------------------------------------------------------------------
Income distribution payable                                                             1,212,381
---------------------------------------------------------------------------------
Accrued expenses                                                                          185,092
---------------------------------------------------------------------------------  --------------
     Total liabilities                                                                                 39,275,990
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 572,133,423 shares outstanding                                                      $  572,133,423
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
$572,133,423 / 572,133,423 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)


GOVERNMENT CASH SERIES
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest                                                                                             $  15,275,526
---------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------
Investment advisory fee                                                               $   1,411,913
------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   213,461
------------------------------------------------------------------------------------
Custodian fees                                                                               64,372
------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                    184,813
------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     3,846
------------------------------------------------------------------------------------
Auditing fees                                                                                 6,834
------------------------------------------------------------------------------------
Legal fees                                                                                    2,196
------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    55,218
------------------------------------------------------------------------------------
Distribution services fee                                                                   988,339
------------------------------------------------------------------------------------
Shareholder services fee                                                                    705,957
------------------------------------------------------------------------------------
Share registration costs                                                                     31,020
------------------------------------------------------------------------------------
Printing and postage                                                                         14,526
------------------------------------------------------------------------------------
Insurance premiums                                                                            4,758
------------------------------------------------------------------------------------
Taxes                                                                                        25,071
------------------------------------------------------------------------------------
Miscellaneous                                                                                 3,543
------------------------------------------------------------------------------------  -------------
     Total expenses                                                                       3,715,867
------------------------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------
  Waiver of investment advisory fee                                    $    (201,897)
---------------------------------------------------------------------
  Waiver of distribution services fee                                       (705,957)
---------------------------------------------------------------------  -------------
     Total waivers                                                                         (907,854)
------------------------------------------------------------------------------------  -------------
          Net expenses                                                                                   2,808,013
---------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                 $  12,467,513
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


GOVERNMENT CASH SERIES
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS
                                                                                ENDED
                                                                             (UNAUDITED)           YEAR ENDED
                                                                          NOVEMBER 30, 1996       MAY 31, 1996
----------------------------------------------------------------------  --------------------     --------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------
Net investment income                                                     $       12,467,513    $      22,925,563
----------------------------------------------------------------------  ----------------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------
Distributions from net investment income                                         (12,467,513)         (22,925,563)
----------------------------------------------------------------------  ----------------------  -----------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------
Proceeds from sale of shares                                                   1,754,320,256        3,204,189,310
----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                            10,597,566           18,085,135
----------------------------------------------------------------------
Cost of shares redeemed                                                       (1,640,913,108)      (3,227,241,493)
----------------------------------------------------------------------  ----------------------  -----------------
     Change in net assets resulting from share transactions                      124,004,714           (4,967,048)
----------------------------------------------------------------------  ----------------------  -----------------
          Change in net assets                                                   124,004,714           (4,967,048)
----------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------
Beginning of period                                                              448,128,709          453,095,757
----------------------------------------------------------------------  ----------------------  -----------------
End of period                                                             $      572,133,423    $     448,128,709
----------------------------------------------------------------------  ----------------------  -----------------


(See Notes which are an integral part of the Financial Statements)


GOVERNMENT CASH SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                  SIX MONTHS
                                     ENDED
                                  (UNAUDITED)                                  YEAR ENDED MAY 31,
                                 NOVEMBER 30,     ---------------------------------------------------------------------------
                                     1996           1996       1995       1994       1993       1992       1991       1990(A)
-----------------------------  ---------------     -----      ------     ------     ------     ------     ------     --------
NET ASSET VALUE, BEGINNING OF
PERIOD                             $    1.00      $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-----------------------------
INCOME FROM INVESTMENT
OPERATIONS
-----------------------------
  Net investment income                 0.02           0.05       0.04       0.02       0.03       0.04       0.07        0.06
-----------------------------
LESS DISTRIBUTIONS
-----------------------------
  Distributions from net
  investment income                    (0.02)         (0.05)     (0.04)     (0.02)     (0.03)     (0.04)     (0.07)      (0.06)
-----------------------------         ------      ---------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF
PERIOD                             $    1.00      $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-----------------------------         ------      ---------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                        2.23%          4.85%      4.43%      2.45%      2.54%      4.33%      6.80%       6.53%
-----------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------
  Expenses                              0.99%*         0.99%      0.99%      0.99%      0.99%      0.98%      0.94%       0.73%*
-----------------------------
  Net investment income                 4.42%*         4.75%      4.35%      2.41%      2.53%      4.25%      6.48%       7.74%*
-----------------------------
  Expense waiver/
  reimbursement (c)                     0.32%*         0.30%      0.08%      0.09%      0.06%      0.06%      0.13%       0.32%*
-----------------------------
SUPPLEMENTAL DATA
-----------------------------
  Net assets, end of period
  (000 omitted)                     $572,133       $448,129   $453,096   $401,334   $400,231   $550,675   $631,718    $493,995
-----------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from August 23, 1989, (date of initial public investment) to May 31, 1990.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT CASH SERIES
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996
(UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Cash Trust Series, Inc. (the 'Corporation') is registered under the Investment Company Act of 1940, as amended (the 'Act') as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the 'Fund'). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.
(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the 'Directors'). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the 'Code'). Distributions to shareholders are recorded on the ex-dividend date.
     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At November 30, 1996, there were 12,500,000,000 shares of $ 0.001 par value capital stock authorized. At November 30, 1996, capital paid in aggregated $572,133,423. Transactions in capital stock were as follows:

                                                                            SIX MONTHS ENDED        YEAR ENDED
                                                                           NOVEMBER 30, 1996       MAY 31, 1996
-----------------------------------------------------------------------   -------------------   -----------------
Shares sold                                                                    1,754,320,256        3,204,189,310
-----------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                10,597,566           18,085,135
-----------------------------------------------------------------------
Shares redeemed                                                               (1,640,913,108)      (3,227,241,493)
-----------------------------------------------------------------------  ----------------------  ----------------
     Net change resulting from share transactions                                124,004,714           (4,967,048)
-----------------------------------------------------------------------  ----------------------  ----------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the 'Adviser'), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ('FServ'), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the 'Plan') pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ('FSC'), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ('FSS'), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ('FSSC') serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

DIRECTORS                                              OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Richard B. Fisher
William J. Copeland                             President
J. Christopher Donahue                          J. Christopher Donahue
James E. Dowd                                   Executive Vice President
Lawrence D. Ellis, M.D.                         Edward C. Gonzales
Edward L. Flaherty, Jr.                         Executive Vice President
Peter E. Madden                                 John W. McGonigle
Gregor F. Meyer                                 Executive Vice President, Treasurer and Secretary
John E. Murray, Jr.                             S. Elliott Cohan
Wesley W. Posvar                                Assistant Secretary
Marjorie P. Smuts


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.


                                                                  GOVERNMENT
                                                                        CASH
                                                                      SERIES

                                                          SEMI-ANNUAL REPORT
                                                             TO SHAREHOLDERS
                                                           NOVEMBER 30, 1996




LOGO OF FEDERATED INVESTORS

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 147551204
0122604 (1/97)






PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I'm pleased to present the Semi-Annual Report to Shareholders for Municipal Cash Series, a portfolio of Cash Trust Series, Inc., which covers the six-month period ended November 30, 1996. The Report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's tax-free securities issued by municipalities nationwide, and its financial statements.

During the reporting period, the fund helped its shareholders earn a total of $0.01 in tax-free dividends* per share on their ready cash. In addition to tax-free income, the fund also offers the important advantages of daily liquidity and stability of principal.** By the end of the reporting period, shareholders invested a total of $565.4 million in the fund's portfolio of tax-free securities issued by municipalities nationwide. This figure represents a large increase over the $478.6 million in total net assets on the first day of the reporting period.

Thank you for choosing Municipal Cash Series as a convenient way to put your cash to work pursuing daily tax-free income. Please contact your investment representative if you have any questions about the fund.

Sincerely,

Richard B. Fisher
President
January 15, 1997

* Income may be subject to the federal alternative minimum tax and state and local taxes.

**Although money market mutual funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

Municipal Cash Series invests in high quality, short-term tax-exempt debt securities and seeks to maintain a stable net asset value of $1.00 per share. For the six month reporting period ended November 30, 1996, the fund paid shareholders a total return of 1.38%, which is a taxable equivalent return of 2.28% for an investor in the highest federal tax bracket of 39.6%.* The seven-day net yield of the fund as of November 30, 1996 was 2.79%.*

Although the Federal Reserve Board (the "Fed") maintained a constant monetary policy over the reporting period in focus, the interest rate environment was clouded by uncertainty. The reason for the concern was shifting sentiment regarding the strength of the U.S. economy. The overriding concern beginning the third quarter of 1996 was the undue strength of the economy. The Fed was worried about rising consumer spending, gains in employment, and higher consumer prices. The economic strength initially appeared during the latter part of the second quarter of 1996 and influenced the interest rate environment through mid-July. From June to mid-July, believing that inflation was an immediate concern, market expectations were biased toward a Fed tightening. The market later retreated from the view that the Fed would intervene as signs of a more benign economy emerged in early August. In their August meeting, the Fed cited an economic expansion that had "moderated somewhat" from the growth levels that were earlier influencing the economy. However, once more during the period, market expectations became inflationary as signs of a tight labor market appeared. The inflationary concerns in the labor markets subsided in mid-September, and the markets retreated to earlier levels. The market relaxed through the end of the reporting period as signs of moderating growth became more concrete.

Yields on short-term government securities reflected the volatile mood in the markets. Rates rose steadily through mid-July as the market expected the Fed to tighten. The yield on the Treasury Note Constant Maturity One-Year Index began June 1996 at 5.78% and rose to 5.90% by mid-July. By mid-August the index had fallen to the 5.60% level and again rose to the 5.90% level by September. The index ended November 1996 at 5.41%, which is approximately where it ended the first quarter of 1996. The Bond Buyer One-Year Note Index, a proxy for the yields of one-year municipal notes, exhibited roughly the same behavior as the treasury index.** The Bond Buyer's Index began June 1996 at 3.88%, rose to 3.95% by mid-July, retreated in August, climbed again in September, and ended November 1996 at 3.56%.

As long as inflation remains benign, the Fed should be content to sit on the sidelines until confronted with signs of overriding strength or considerable weakness in economic growth. The average maturity of the fund will continue to be managed in accordance with our expectation for a stable monetary policy in the near term. The fund's average maturity target of 50 to 55 days reflects our neutral stance. Nevertheless, we are vigilant in our watch of market developments to best serve our municipal money market clients.
 *Performance quoted represents past performance and is not indicative of future results. Yield will vary.

**The Bond Buyer's Index is composed of 40 actively traded general obligation and municipal revenue issues rated A or higher. Municipal bond yields are measured against this unmanaged index.


MUNICIPAL CASH SERIES
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
SHORT-TERM MUNICIPALS--100.0%
-------------------------------------------------------------------------------------------------
              ALABAMA--1.7%
              -----------------------------------------------------------------------------------
$    485,000  Hoover, AL IDA Weekly VRDNs (Bud's Best Cookies, Inc.)/ (SouthTrust Bank of
              Alabama, Birmingham LOC)                                                             $      485,000
              -----------------------------------------------------------------------------------
   8,000,000  McIntosh, AL IDB Weekly VRDNs (Ciba Geigy Corp.)/(Union Bank of Switzerland, Zurich
              LOC)                                                                                      8,000,000
              -----------------------------------------------------------------------------------
     395,000  Muscle Shoals, AL, IDB Weekly VRDNs (Whitesell Manufacturing)/ (SouthTrust Bank of
              Alabama, Birmingham LOC)                                                                    395,000
              -----------------------------------------------------------------------------------
     325,000  Muscle Shoals, AL, IDB Weekly VRDNs (Whitesell Manufacturing)/ (SouthTrust Bank of
              Alabama, Birmingham LOC)                                                                    325,000
              -----------------------------------------------------------------------------------
     345,000  Muscle Shoals, AL, IDB Weekly VRDNs (Whitesell Manufacturing)/ (SouthTrust Bank of
              Alabama, Birmingham LOC)                                                                    345,000
              -----------------------------------------------------------------------------------
     370,000  Muscle Shoals, AL, IDB Weekly VRDNs (Whitesell Manufacturing)/ (SouthTrust Bank of
              Alabama, Birmingham LOC)                                                                    370,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     9,920,000
              -----------------------------------------------------------------------------------  --------------
              ARIZONA--0.8%
              -----------------------------------------------------------------------------------
   4,400,000  Eloy, AZ IDA, (Series 1996) Weekly VRDNs (The Marley Cooling Tower Co.)/(First
              Union National Bank, Charlotte, NC LOC)                                                   4,400,000
              -----------------------------------------------------------------------------------  --------------
              ARKANSAS--7.8%
              -----------------------------------------------------------------------------------
   9,000,000  Arkansas Development Finance Authority, (Series 1995) Weekly VRDNs (Paco Steel &
              Engineering Corporation Project)/(Union Bank of California LOC)                           9,000,000
              -----------------------------------------------------------------------------------
   7,000,000  Hope, AR , Solid Waste Disposal Revenue Bonds (Series 1994), 3.75% CP
              (Temple-Inland Forest Products Corporation Project)/(Temple-Inland, Inc. GTD),
              Mandatory Tender 1/21/1997                                                                7,000,000
              -----------------------------------------------------------------------------------
   7,900,000  Hope, AR , Solid Waste Disposal Revenue Bonds (Series 1994), 3.80% CP
              (Temple-Inland Forest Products Corporation Project)/(Temple-Inland, Inc. GTD),
              Mandatory Tender 1/8/1997                                                                 7,900,000
              -----------------------------------------------------------------------------------
$  4,000,000  Hope, AR , Solid Waste Disposal Revenue Bonds (Series 1994), 3.85% CP
              (Temple-Inland Forest Products Corporation Project)/(Temple-Inland, Inc. GTD),
              Mandatory Tender 1/24/1997                                                           $    4,000,000
              -----------------------------------------------------------------------------------
   1,000,000  Sheridan, AR IDA, (Series B) Weekly VRDNs (H.H. Robertson Co.)/ (PNC Bank, NA LOC)        1,000,000
              -----------------------------------------------------------------------------------
   7,500,000  Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(NBD Bank,
              Michigan LOC)                                                                             7,500,000
              -----------------------------------------------------------------------------------
   8,000,000  Springdale, AR, IDA Weekly VRDNs (Newlywed Food)/(Mellon Bank NA, Pittsburgh LOC)         8,000,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    44,400,000
              -----------------------------------------------------------------------------------  --------------
              CALIFORNIA--0.7%
              -----------------------------------------------------------------------------------
   1,785,000  Los Angeles County, CA Housing Authority, Single Family Mortgage Revenues, 4.125%
              TOBs (GNMA COL)/(Corestates Bank NA, Philadelphia, PA LIQ), Optional Tender
              6/1/1997                                                                                  1,785,000
              -----------------------------------------------------------------------------------
   2,000,000  North County, CA Schools Financing Authority, 4.75% TRANs,
              7/1/1997                                                                                  2,006,686
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     3,791,686
              -----------------------------------------------------------------------------------  --------------
              COLORADO--1.3%
              -----------------------------------------------------------------------------------
   4,500,000  Adams County, CO IDB, (Series 1993) Weekly VRDNs (Bace Manufacturing,
              Inc.)/(Citibank NA, New York LOC)                                                         4,500,000
              -----------------------------------------------------------------------------------
   2,800,000  Colorado HFA, (Series 1996) Weekly VRDNs (Neppl-Springs Fabrication)/(Bank One,
              Colorado LOC)                                                                             2,800,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     7,300,000
              -----------------------------------------------------------------------------------  --------------
              DISTRICT OF COLUMBIA--0.7%
              -----------------------------------------------------------------------------------
   4,000,000  District of Columbia Housing Finance Agency, (Series 1995B), 4.00% TOBs (United
              States Treasury COL), Mandatory Tender 12/19/1996                                         4,000,000
              -----------------------------------------------------------------------------------  --------------
              GEORGIA--4.8%
              -----------------------------------------------------------------------------------
   5,200,000  Clayton County, GA Development Authority, (Series 1994) Weekly VRDNs (Lear Seating
              Corp.)/(Chase Manhattan Bank NA, New York LOC)                                            5,200,000
              -----------------------------------------------------------------------------------
$  3,490,000  Columbus, GA IDA Industrial & Port Development Commission, (Series 1992) Weekly
              VRDNs (Maine Street Village Partnership)/ (Columbus Bank and Trust Co., GA LOC)      $    3,490,000
              -----------------------------------------------------------------------------------
   1,000,000  De Kalb County, GA Development Authority Weekly VRDNs (Rock-Tenn Company, Inc.
              Project)/(SunTrust Bank, Atlanta LOC)                                                     1,000,000
              -----------------------------------------------------------------------------------
   1,000,000  Forsythe County, GA Development Authority, IDRB (Series 1995) Weekly VRDNs
              (American BOA, Inc. Project)/(Dresdner Bank Ag, Frankfurt LOC)                            1,000,000
              -----------------------------------------------------------------------------------
   2,140,000  Franklin County, GA Industrial Building Authority, (Series 1995) Weekly VRDNs
              (Bosal Industries, Inc.)/(ABN AMRO Bank N.V., Amsterdam LOC)                              2,140,000
              -----------------------------------------------------------------------------------
   2,310,000  Fulton County, GA IDA, (Series 1996) Weekly VRDNs (Peachtree-Broad Building, Ltd.
              Project)/(SouthTrust Bank of Georgia, Atlanta LOC)                                        2,310,000
              -----------------------------------------------------------------------------------
   2,160,000  Gainesville, GA Redevelopment Authority, IDRB (Series 1986) Weekly VRDNs (Hotel of
              Gainesville Associates Project)/(First Alabama Bank, Birmingham LOC)                      2,160,000
              -----------------------------------------------------------------------------------
   4,000,000  Gwinnett County, GA IDA Daily VRDNs (Volvo)/(Union Bank of Switzerland, Zurich LOC)       4,000,000
              -----------------------------------------------------------------------------------
   1,500,000  Hart County, GA IDA, Revenue Bonds (Series 1996) Weekly VRDNs (Rock-Tenn Converting
              Co. Project)/(SunTrust Bank, Atlanta LOC)                                                 1,500,000
              -----------------------------------------------------------------------------------
   1,400,000  Marietta, GA Housing Authority, Multifamily Housing Revenue Bonds (Series 1995)
              Weekly VRDNs (Chalet Apartments Project)/(General Electric Capital Corp. LOC)             1,400,000
              -----------------------------------------------------------------------------------
   3,000,000  Screven County, GA IDA, (Series 1995) Weekly VRDNs (Sylvania Yarn Systems, Inc.
              Project)/(SunTrust Bank, Atlanta LOC)                                                     3,000,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    27,200,000
              -----------------------------------------------------------------------------------  --------------
              IDAHO--1.8%
              -----------------------------------------------------------------------------------
     205,000  Idaho Housing Agency, (Series 1988C), 4.125% TOBs (Corestates Bank NA,
              Philadelphia, PA LIQ), Optional Tender 1/1/1997                                             205,000
              -----------------------------------------------------------------------------------
$  9,860,000  Idaho Housing Agency, PA-115 (1994 Series F) Weekly VRDNs (Merrill Lynch Capital
              Services, Inc. LIQ)                                                                  $    9,860,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    10,065,000
              -----------------------------------------------------------------------------------  --------------
              ILLINOIS--5.2%
              -----------------------------------------------------------------------------------
   7,400,000  Chicago, IL, Gas Supply Revenue Bonds (1993 Series B), 3.85% TOBs (Peoples Gas
              Light & Coke Company), Optional Tender 12/1/1996                                          7,400,000
              -----------------------------------------------------------------------------------
   4,400,000  Community Unit School District Number 220, IL, 4.10% TANs,
              1/1/1997                                                                                  4,400,000
              -----------------------------------------------------------------------------------
   2,700,000  Illinois Development Finance Authority, Adjustable Rate IDRBs (Series 1996A) Weekly
              VRDNs (Nimlok Company)/(Bank One, Chicago LOC)                                            2,700,000
              -----------------------------------------------------------------------------------
  10,705,000  Illinois Housing Development Authority, PT-82 (1994 Series B) Weekly VRDNs
              (Rabobank Nederland, Utrecht LIQ)                                                        10,705,000
              -----------------------------------------------------------------------------------
   4,000,000  Morton, IL, IDRB (Series 1996) Weekly VRDNs (Morton Welding Co, Inc. Project)/(Bank
              One, Chicago LOC)                                                                         4,000,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    29,205,000
              -----------------------------------------------------------------------------------  --------------
              INDIANA--6.0%
              -----------------------------------------------------------------------------------
     435,000  Avilla, IN, IDR Weekly VRDNs (Group Dekko International)/(Bank One, Indianapolis,
              IN LOC)                                                                                     435,000
              -----------------------------------------------------------------------------------
   2,130,000  Crown Point, IN, IDA Weekly VRDNs (D & M Manufacturing)/ (National City Bank,
              Kentucky LOC)                                                                             2,130,000
              -----------------------------------------------------------------------------------
   2,600,000  Franklin, IN, Economic Development Revenue Refunding Bonds (Series 1994) Weekly
              VRDNs (Pedcor Investments L.P.)/(Federal Home Loan Bank of Indianapolis LOC)              2,600,000
              -----------------------------------------------------------------------------------
   6,540,000  Gary, IN, Economic Development Refunding Revenue Bonds (Series 1996 A) Weekly VRDNs
              (Miller Partnership L.P. Project)/(Royal Bank of Scotland PLC, Edinburgh LOC)             6,540,000
              -----------------------------------------------------------------------------------
   2,515,000  Huntingburg, IN, (Series 1994) Weekly VRDNs (DMI Furniture, Inc.)/ (Bank One,
              Indianapolis, IN LOC)                                                                     2,515,000
              -----------------------------------------------------------------------------------
   2,545,000  Huntingburg, IN, EDRB (Series 1993) Weekly VRDNs (DMI Furniture, Inc.)/(Bank One,
              Indianapolis, IN LOC)                                                                     2,545,000
              -----------------------------------------------------------------------------------
$  2,000,000  Indiana Development Finance Authority, (Series 1996) Weekly VRDNs (Meridian Group
              LLC Project)/(Bank One, Indianapolis, IN LOC)                                        $    2,000,000
              -----------------------------------------------------------------------------------
     700,000  Indiana Economic Development Commission, (Series 1989) Weekly VRDNs (O'Neal Steel,
              Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)                                          700,000
              -----------------------------------------------------------------------------------
   2,805,000  Indianapolis, IN, (Series 1991) Weekly VRDNs (Cantor & Coleman II Project)/(Bank
              One, Indianapolis, IN LOC)                                                                2,805,000
              -----------------------------------------------------------------------------------
   3,500,000  Lawrence, IN, (Series 1996), 4.10% TOBs (Woodward Commons Project)/(FGIC INV),
              Mandatory Tender 4/1/1997                                                                 3,500,000
              -----------------------------------------------------------------------------------
   1,995,000  Lebanon, IN IDA, (Series 1991) Weekly VRDNs (White Castle System)/ (Bank One,
              Columbus, NA LOC)                                                                         1,995,000
              -----------------------------------------------------------------------------------
   2,700,000  Tippecanoe County, IN, Economic Development Revenue Weekly VRDNs (Lafayette
              Venetian Blind)/(PNC Bank, Ohio, NA LOC)                                                  2,700,000
              -----------------------------------------------------------------------------------
   3,555,000  Westfield, IN, IDR, (Series 1994) Weekly VRDNs (Standard Locknut & Lockwasher,
              Inc.)/(Bank One, Indianapolis, IN LOC)                                                    3,555,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    34,020,000
              -----------------------------------------------------------------------------------  --------------
              IOWA--1.0%
              -----------------------------------------------------------------------------------
   3,325,000  Des Moines, IA, IDR Bonds (Series 1994) Weekly VRDNs (Printer, Inc.)/(Norwest Bank
              Minnesota, Minneapolis LOC)                                                               3,325,000
              -----------------------------------------------------------------------------------
   2,330,000  Iowa Finance Authority, IDRB Weekly VRDNs (V-T Industries, Inc. Project)/(Norwest
              Bank Minnesota, Minneapolis LOC)                                                          2,330,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     5,655,000
              -----------------------------------------------------------------------------------  --------------
              KANSAS--0.2%
              -----------------------------------------------------------------------------------
   1,315,000  Kansas City, KS, (Series OO), 3.80% BANs, 10/31/1997                                      1,315,000
              -----------------------------------------------------------------------------------  --------------
              KENTUCKY--8.0%
              -----------------------------------------------------------------------------------
     110,000  Caldwell County, KY, (Series 1990) Weekly VRDNs (Thompson Steel Pipe)/(Corestates
              Bank NA, Philadelphia, PA LOC)                                                              110,000
              -----------------------------------------------------------------------------------
   3,805,000  Glasgow, KY, (Series 1994) Weekly VRDNs (Ply Tech Corp.)/(Bank One, Kentucky,
              Louisville LOC)                                                                           3,805,000
              -----------------------------------------------------------------------------------
$  2,000,000  Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die Casting
              Corporation)/(Harris Trust & Savings Bank, Chicago LOC)                              $    2,000,000
              -----------------------------------------------------------------------------------
   1,200,000  Jefferson County, KY, Weekly VRDNs (Gateway Press, Inc.)/(PNC Bank, Kentucky LOC)         1,200,000
              -----------------------------------------------------------------------------------
   1,700,000  Jefferson County, KY, IDR (Series 1991) Weekly VRDNs (Findley Adhesives)/(Bank One,
              Columbus, NA LOC)                                                                         1,700,000
              -----------------------------------------------------------------------------------
   2,000,000  Jefferson County, KY, IDR Weekly VRDNs (O'Neal Steel, Inc.)/ (SouthTrust Bank of
              Alabama, Birmingham LOC)                                                                  2,000,000
              -----------------------------------------------------------------------------------
  10,000,000  Kentucky Interlocal School Transportation Association, (Series A), 4.05% TRANs,
              6/30/1997                                                                                10,000,000
              -----------------------------------------------------------------------------------
  12,700,000  Kentucky Pollution Abatement & Water Resource Finance Authority Daily VRDNs (Toyota
              Motor Credit Corp.)                                                                      12,700,000
              -----------------------------------------------------------------------------------
   1,800,000  Kentucky Rural EDA, (Series 1990) Weekly VRDNs (Thompson Steel Pipe)/(NBD Bank,
              Michigan LOC)                                                                             1,800,000
              -----------------------------------------------------------------------------------
   6,000,000  Scottsville, KY, 4.00% TOBs (Sumitomo Electric Wiring Systems)/ (Sumitomo Bank
              Ltd., Osaka LOC), Optional Tender 5/1/1997                                                6,000,000
              -----------------------------------------------------------------------------------
   4,000,000  Winchester, KY, (Series 1990) Weekly VRDNs (Walle Corp.)/(Union Bank of
              Switzerland, Zurich LOC)                                                                  4,000,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    45,315,000
              -----------------------------------------------------------------------------------  --------------
              LOUISIANA--2.5%
              -----------------------------------------------------------------------------------
   8,000,000  Lake Charles, LA Harbor & Terminal District, Revenue Bonds (Series 1995A) Weekly
              VRDNs (Polycom-Huntsman, Inc. Project)/(National City, Pennsylvania LOC)                  8,000,000
              -----------------------------------------------------------------------------------
   3,500,000  Louisiana HFA, Single Family Mortgage Revenue Bonds (Series 1996D-4), 4.10% TOBs
              (Trinity Funding Company INV), Mandatory Tender 9/15/1997                                 3,500,000
              -----------------------------------------------------------------------------------
   2,825,000  New Orleans, LA International Airport, (Series A), 8.875% Bonds (United States
              Treasury PRF), 8/1/1997 (@102)                                                            2,975,065
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    14,475,065
              -----------------------------------------------------------------------------------  --------------
              MARYLAND--2.1%
              -----------------------------------------------------------------------------------
$  1,000,000  Baltimore County, MD IDA, (Series 1994A) Weekly VRDNs (Pitts Realty Limited
              Partnership)/(PNC Bank, NA, Delaware LOC)                                            $    1,000,000
              -----------------------------------------------------------------------------------
     900,000  Baltimore County, MD, Revenue Bonds (1994 Issue) Weekly VRDNs (Direct Marketing
              Associates, Inc. Facility)/(First National Bank of Maryland, Baltimore LOC)                 900,000
              -----------------------------------------------------------------------------------
     645,000  Baltimore, MD, (Series 1988) Weekly VRDNs (Cherill Associated
              Facility)/(Nationsbank, NA LOC)                                                             645,000
              -----------------------------------------------------------------------------------
   4,500,000  Maryland State Community Development Administration, (Series 1990A) Weekly VRDNs
              (College Estates)/(First National Bank of Maryland, Baltimore LOC)                        4,500,000
              -----------------------------------------------------------------------------------
   2,800,000  Maryland State Community Development Administration, (Series 1990B) Weekly VRDNs
              (Cherry Hill Apartment Ltd.)/(Nationsbank, NA LOC)                                        2,800,000
              -----------------------------------------------------------------------------------
   2,000,000  Wicomico County, MD, EDRB (Series 1994) Weekly VRDNs (Field Container Co.
              L.P.)/(Northern Trust Co., Chicago, IL LOC)                                               2,000,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    11,845,000
              -----------------------------------------------------------------------------------  --------------
              MASSACHUSETTS--1.8%
              -----------------------------------------------------------------------------------
   2,545,000  Bridgewater, MA, (Series D), 4.25% RANs, 6/30/1997                                        2,547,831
              -----------------------------------------------------------------------------------
   7,500,000  Gardner, MA, 4.00% BANs, 4/1/1997                                                         7,504,774
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    10,052,605
              -----------------------------------------------------------------------------------  --------------
              MICHIGAN--1.2%
              -----------------------------------------------------------------------------------
   3,300,000  Michigan Strategic Fund Weekly VRDNs (Tesco Engineering)/(Bank of Tokyo-Mitsubishi
              Ltd. LOC)                                                                                 3,300,000
              -----------------------------------------------------------------------------------
   1,215,000  Michigan Strategic Fund, (Series 1991) Weekly VRDNs (AGA Gas, Inc.)/(Svenska
              Handelsbanken, Stockholm LOC)                                                             1,215,000
              -----------------------------------------------------------------------------------
   1,010,000  Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series 1995) Weekly
              VRDNs (Bear Lake Associates Project)/(Old Kent Bank & Trust Co., Grand Rapids LOC)        1,010,000
              -----------------------------------------------------------------------------------
$  1,200,000  Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series 1995) Weekly
              VRDNs (J.R. Automation Technologies Project)/(Old Kent Bank & Trust Co., Grand
              Rapids LOC)                                                                          $    1,200,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     6,725,000
              -----------------------------------------------------------------------------------  --------------
              MINNESOTA--2.8%
              -----------------------------------------------------------------------------------
   3,530,000  Coon Rapids, MN, (Series 1996) Weekly VRDNs (Medical Enterprise Associates
              Project)/(Norwest Bank Minnesota, Minneapolis LOC)                                        3,530,000
              -----------------------------------------------------------------------------------
   5,775,000  (a) Dakota County & Washington County MN Housing & Redevelopment Authority, (Series
              J), 4.20% TOBs (United States Treasury COL)/(Corestates Bank NA, Philadelphia, PA
              LIQ), Optional Tender 3/1/1997                                                            5,775,000
              -----------------------------------------------------------------------------------
     700,000  Minnesota State Higher Education Coordinating Board, (Series 1992A) Weekly VRDNs
              (First Bank NA, Minneapolis LIQ)                                                            700,000
              -----------------------------------------------------------------------------------
     850,000  Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Norwest Bank Minnesota, Minneapolis LOC)          850,000
              -----------------------------------------------------------------------------------
   1,815,000  St. Paul, MN Port Authority Weekly VRDNs (H.M. Smyth Co., Inc.)/ (Norwest Bank
              Minnesota, Minneapolis LOC)                                                               1,815,000
              -----------------------------------------------------------------------------------
   3,100,000  White Bear, MN Weekly VRDNs (Thermoform Plastic, Inc.)/(Norwest Bank Minnesota,
              Minneapolis LOC)                                                                          3,100,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    15,770,000
              -----------------------------------------------------------------------------------  --------------
              MISSISSIPPI--2.2%
              -----------------------------------------------------------------------------------
   2,000,000  Mississippi Business Finance Corp. Weekly VRDNs (O'Neal Steel, Inc.)/(SouthTrust
              Bank of Alabama, Birmingham LOC)                                                          2,000,000
              -----------------------------------------------------------------------------------
   5,000,000  Mississippi Business Finance Corp., (Series 1995) Weekly VRDNs (Mississippi Baking
              Company LLC Project)/(First National Bank of Maryland, Baltimore LOC)                     5,000,000
              -----------------------------------------------------------------------------------
   2,600,000  Mississippi Business Finance Corp., IDRB (Series 1994) Weekly VRDNs (Flexsteel
              Industries, Inc.)/(Norwest Bank Minnesota, Minneapolis LOC)                               2,600,000
              -----------------------------------------------------------------------------------
$  2,700,000  Olive Branch, MS, (Series 1986) Weekly VRDNs (United Healthcare of
              Mississippi)/(First Union National Bank, Charlotte, NC LOC)                          $    2,700,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    12,300,000
              -----------------------------------------------------------------------------------  --------------
              MISSOURI--1.4%
              -----------------------------------------------------------------------------------
   2,550,000  Missouri Development Finance Board, Industrial Development Revenue Bonds (Series
              1996) Weekly VRDNs (LaGrange Foundry, Inc. Project)/(Harris Trust & Savings Bank,
              Chicago LOC)                                                                              2,550,000
              -----------------------------------------------------------------------------------
     900,000  Missouri Export & Infrastructure Board Weekly VRDNs (Ex-L-Tube, Inc.)/(Norwest Bank
              Minnesota, Minneapolis LOC)                                                                 900,000
              -----------------------------------------------------------------------------------
   4,250,000  Moberly, MO IDA, (Series 1996) Weekly VRDNs (Everlast Fitness Manufacturing
              Corp.)/(Chase Manhattan Bank NA, New York LOC)                                            4,250,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     7,700,000
              -----------------------------------------------------------------------------------  --------------
              MONTANA--0.8%
              -----------------------------------------------------------------------------------
   4,300,000  (a) Montana State Board of Housing, (Series F), 4.25% TOBs (FHA INS)/ (Corestates
              Bank NA, Philadelphia, PA LIQ), Optional Tender 4/1/1997                                  4,300,000
              -----------------------------------------------------------------------------------  --------------
              NEBRASKA--0.8%
              -----------------------------------------------------------------------------------
   4,800,000  Douglas County, NE, (Series 1991) Weekly VRDNs (Malhove, Inc.)/ (Norwest Bank
              Minnesota, Minneapolis LOC)                                                               4,800,000
              -----------------------------------------------------------------------------------  --------------
              NEW HAMPSHIRE--5.5%
              -----------------------------------------------------------------------------------
   3,375,000  Nashua, NH, 4.50% BANs, 10/23/1997                                                        3,396,724
              -----------------------------------------------------------------------------------
   7,000,000  New Hampshire Business Finance Authority, PCR Bonds (Series A), 3.80% CP (New
              England Power Co.), Mandatory Tender 1/6/1997                                             7,000,000
              -----------------------------------------------------------------------------------
   8,850,000  New Hampshire Business Finance Authority, PCR Bonds (Series A), 3.80% CP (New
              England Power Co.), Mandatory Tender 1/7/1997                                             8,850,000
              -----------------------------------------------------------------------------------
   8,000,000  New Hampshire Business Finance Authority, PCR Bonds (Series A), 3.80% CP (New
              England Power Co.), Mandatory Tender 1/8/1997                                             8,000,000
              -----------------------------------------------------------------------------------
   2,000,000  New Hampshire Business Finance Authority, PCR Bonds (Series A), 3.80% CP (New
              England Power Co.), Mandatory Tender 12/13/1996                                           2,000,000
              -----------------------------------------------------------------------------------
$  2,010,000  New Hampshire State IDA, (Series 1991), 4.05% TOBs (International Paper Co.),
              Mandatory Tender 10/15/1997                                                          $    2,010,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    31,256,724
              -----------------------------------------------------------------------------------  --------------
              NEW JERSEY--4.2%
              -----------------------------------------------------------------------------------
   3,000,000  High Bridge Borough, NJ, 4.50% BANs, 9/5/1997                                             3,010,975
              -----------------------------------------------------------------------------------
   1,490,875  Monroe Township, NJ, 3.75% BANs, 2/27/1997                                                1,491,740
              -----------------------------------------------------------------------------------
   1,800,000  Morristown, NJ, 3.80% TANs, 2/14/1997                                                     1,800,000
              -----------------------------------------------------------------------------------
   8,360,000  New Jersey Housing & Mortgage Financing Authority, CDC Municipal Products Class A
              Certificates (Series 1996B) Weekly VRDNs (MBIA INS)/(CDC Municipal Products, Inc.
              LIQ)                                                                                      8,360,000
              -----------------------------------------------------------------------------------
   9,000,000  Trenton, NJ, 4.25% BANs, 10/8/1997                                                        9,018,378
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    23,681,093
              -----------------------------------------------------------------------------------  --------------
              NEW MEXICO--1.6%
              -----------------------------------------------------------------------------------
   5,640,000  New Mexico Mortgage Finance Authority, (1996 Series F-2), 4.05% TOBs (Trinity
              Funding Company INV), Mandatory Tender 8/28/1997                                          5,640,000
              -----------------------------------------------------------------------------------
   3,500,000  Santa Fe, NM, Single Family Mortgage Revenue Bonds (Series 1995B), 3.70% TOBs (FGIC
              INV), Mandatory Tender 11/1/1997                                                          3,500,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     9,140,000
              -----------------------------------------------------------------------------------  --------------
              NORTH CAROLINA--2.4%
              -----------------------------------------------------------------------------------
   5,800,000  Bladen County, NC Industrial Facilities & Pollution Control Financing Authority,
              (Series 1993) Weekly VRDNs (BCH Energy, Limited Partnership)/(Bank of
              Tokyo-Mitsubishi Ltd. LOC)                                                                5,800,000
              -----------------------------------------------------------------------------------
   7,600,000  Wilson County, NC PCA, (Series 1994) Weekly VRDNs (Granutec, Inc.)/(Branch Banking
              & Trust Co, Wilson LOC)                                                                   7,600,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    13,400,000
              -----------------------------------------------------------------------------------  --------------
              OHIO--0.7%
              -----------------------------------------------------------------------------------
     100,000  Defiance County, OH, IDR Weekly VRDNs (Dietrich Industries, Inc.)/ (PNC Bank, NA
              LOC)                                                                                        100,000
              -----------------------------------------------------------------------------------
$  4,000,000  Lorain Port Authority, OH, IDRB (Series 1996) Weekly VRDNs (Brush Wellman,
              Inc.)/(National City Bank, Cleveland, OH LOC)                                        $    4,000,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     4,100,000
              -----------------------------------------------------------------------------------  --------------
              OKLAHOMA--2.7%
              -----------------------------------------------------------------------------------
   2,300,000  Adair County, OK IDA, (Series B) Weekly VRDNs (Baldor Electric Co.)/(Wachovia Bank
              of NC, NA, Winston-Salem LOC)                                                             2,300,000
              -----------------------------------------------------------------------------------
   5,100,000  Oklahoma Development Finance Authority, 3.90% TOBs (Simmons Poultry
              Farms)/(Rabobank Nederland, Utrecht LOC), Optional Tender 2/1/1997                        5,100,000
              -----------------------------------------------------------------------------------
   8,000,000  Tulsa County, OK HFA, CDC Municipal Products, Inc. Class A Certificates (Series
              1996E) Weekly VRDNs (CDC Municipal Products, Inc. LIQ)                                    8,000,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    15,400,000
              -----------------------------------------------------------------------------------  --------------
              PENNSYLVANIA--6.0%
              -----------------------------------------------------------------------------------
   5,700,000  Carbon County, PA IDA, Solid Waste Disposal Revenue Notes (Series 1995B), 3.90%
              RANs (Horsehead Resource Development, Inc.)/(Chase Manhattan Bank NA, New York
              LOC), 12/3/1996                                                                           5,700,000
              -----------------------------------------------------------------------------------
   5,450,000  Clinton County, PA IDA, Solid Waste Disposal Revenue Bonds (Series 1992A), 3.80%
              TOBs (International Paper Co.), Optional Tender
              1/15/1997                                                                                 5,450,000
              -----------------------------------------------------------------------------------
   2,075,000  Pennsylvania EDFA Weekly VRDNs (Stone and Lime Co.)/(PNC Bank, NA LOC)                    2,075,000
              -----------------------------------------------------------------------------------
     600,000  Pennsylvania EDFA Weekly VRDNs (Tamaqua Cable Company)/(PNC Bank, NA LOC)                   600,000
              -----------------------------------------------------------------------------------
   4,300,000  Pennsylvania EDFA Weekly VRDNs (Walnut And Craig)/(PNC Bank, NA LOC)                      4,300,000
              -----------------------------------------------------------------------------------
   1,000,000  Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO Enterprises, Inc./Ronald L.
              Repasky, Sr. Project)/(PNC Bank, NA LOC)                                                  1,000,000
              -----------------------------------------------------------------------------------
   1,200,000  Pennsylvania EDFA, (1995 Series D9) Weekly VRDNs (North American Communications,
              Inc. Project)/(PNC Bank, NA LOC)                                                          1,200,000
              -----------------------------------------------------------------------------------
$  2,750,000  Venango, PA IDA, (Series A), 3.70% CP (Scrubgrass Power Corp.)/ (National
              Westminster Bank, PLC, London LOC), Mandatory Tender 1/28/1997                       $    2,750,000
              -----------------------------------------------------------------------------------
  10,700,000  Washington County, PA IDA, Solid Waste Disposal Revenue Bonds (Series 1995) Weekly
              VRDNs (American Iron Oxide Company Project)/ (Bank of Tokyo-Mitsubishi Ltd. LOC)         10,700,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    33,775,000
              -----------------------------------------------------------------------------------  --------------
              RHODE ISLAND--0.8%
              -----------------------------------------------------------------------------------
   4,600,000  Rhode Island Housing & Mortgage Finance Corp, (Series 19-D), 3.55% TOBs (Societe
              Generale, Paris INV), Mandatory Tender 1/30/1997                                          4,600,000
              -----------------------------------------------------------------------------------  --------------
              SOUTH CAROLINA--2.2%
              -----------------------------------------------------------------------------------
   4,000,000  Georgetown County, SC, Pollution Control Facilities Adjustable Rate Bonds (Series
              A), 4.00% TOBs (International Paper Co.), Optional Tender 9/1/1997                        4,000,000
              -----------------------------------------------------------------------------------
   5,500,000  South Carolina Job Development Authority, (Series 1996) Weekly VRDNs (PVC Container
              Corp. Project)/(Fleet Bank. NA LOC)                                                       5,500,000
              -----------------------------------------------------------------------------------
   2,685,000  South Carolina Job Development Authority, EDRB (Series 1994) Weekly VRDNs (Carolina
              Cotton Works, Inc. Project)/(Branch Banking & Trust Co, Wilson LOC)                       2,685,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    12,185,000
              -----------------------------------------------------------------------------------  --------------
              SOUTH DAKOTA--1.6%
              -----------------------------------------------------------------------------------
   9,000,000  South Dakota Housing Development Authority, (Series 1996E), 3.75% TOBs, Mandatory
              Tender 11/13/1997                                                                         9,000,000
              -----------------------------------------------------------------------------------  --------------
              TENNESSEE--3.6%
              -----------------------------------------------------------------------------------
   1,000,000  Benton County TN IDB, (Series 1996) Weekly VRDNs (Jones Plastic and Engineering
              Corp.)/(National City Bank, Kentucky LOC)                                                 1,000,000
              -----------------------------------------------------------------------------------
     800,000  Cocke County, TN IDB, (Series 1988) Weekly VRDNs (GLI, Inc.)/(Great Lakes Chemical
              Corp. GTD)                                                                                  800,000
              -----------------------------------------------------------------------------------
$  1,700,000  Greenfield, TN IDB, IDRB (Series 1995) Weekly VRDNs (Plastic Products Company
              Project)/(Norwest Bank Minnesota, Minneapolis LOC)                                   $    1,700,000
              -----------------------------------------------------------------------------------
   1,100,000  Hawkins County, TN IDB, (Series 1995) Weekly VRDNs (Sekisui Ta Industries, Inc.
              Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                                              1,100,000
              -----------------------------------------------------------------------------------
   2,000,000  Jackson, TN IDB , Solid Waste Facility Bonds (Series 1995) Weekly VRDNs (Florida
              Steel Corp.)/(NationsBank, South LOC)                                                     2,000,000
              -----------------------------------------------------------------------------------
   3,500,000  McMinn County, TN IDB, Industrial Development Bonds (Series 1995) Weekly VRDNs
              (Creative Fabrication Corp.)/(NBD Bank, Michigan LOC)                                     3,500,000
              -----------------------------------------------------------------------------------
   3,800,000  Oak Ridge, TN IDB, Solid Waste Facility Bonds (Series 1996) Weekly VRDNs (M4
              Environmental L.P. Project)/(SunTrust Bank, Atlanta LOC)                                  3,800,000
              -----------------------------------------------------------------------------------
   6,700,000  Shelby County, TN Health Education & Housing Facilities Board, 4.05% TOBs
              (Methodist Health System, Inc.)/(MBIA INS)/(Sanwa Bank Ltd, Osaka LIQ), Optional
              Tender 8/1/1997                                                                           6,700,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    20,600,000
              -----------------------------------------------------------------------------------  --------------
              TEXAS--6.9%
              -----------------------------------------------------------------------------------
   2,000,000  Angelina and Neches River Authority, Texas, Solid Waste Disposal Revenue Bonds
              (Series 1993), 3.80% CP (Temple-Eastex, Inc. Project)/ (Temple-Inland, Inc. GTD),
              Mandatory Tender 12/13/1996                                                               2,000,000
              -----------------------------------------------------------------------------------
   9,100,000  Angelina and Neches River Authority, Texas, Solid Waste Disposal Revenue Bonds
              (Series 1993), 3.85% CP (Temple-Eastex, Inc. Project)/ (Temple-Inland, Inc. GTD),
              Mandatory Tender 1/27/1997                                                                9,100,000
              -----------------------------------------------------------------------------------
   3,600,000  Brazos Harbor, TX Industrial Development Corporation, (Series 1991) Weekly VRDNs
              (Rangen, Inc. Project)/(Norwest Bank Minnesota, Minneapolis LOC)                          3,600,000
              -----------------------------------------------------------------------------------
  10,800,000  Brazos River Authority, TX, (Series 1995B) Daily VRDNs (Texas Utilities Electric
              Co.)/(Union Bank of Switzerland, Zurich LOC)                                             10,800,000
              -----------------------------------------------------------------------------------
$  5,000,000  San Antonio, TX, Special Facilities Airport Revenue Bonds (Series 1995) Weekly
              VRDNs (Cessna Aircraft Company Project)/(Nationsbank of Texas, NA LOC)               $    5,000,000
              -----------------------------------------------------------------------------------
   5,000,000  Tyler, TX Health Facilities Development Corp., (Series 1993C), 3.75% CP (East Texas
              Medical Center)/(Banque Paribas, Paris LOC), Mandatory Tender 2/11/1997                   5,000,000
              -----------------------------------------------------------------------------------
   2,100,000  Tyler, TX Health Facilities Development Corp., (Series 1993C), 4.05% CP (East Texas
              Medical Center)/(Banque Paribas, Paris LOC), Mandatory Tender 12/6/1996                   2,100,000
              -----------------------------------------------------------------------------------
   1,300,000  Tyler, TX Health Facilities Development Corp., (Series 1993C), 4.10% CP (East Texas
              Medical Center)/(Banque Paribas, Paris LOC), Mandatory Tender 12/6/1996                   1,300,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    38,900,000
              -----------------------------------------------------------------------------------  --------------
              UTAH--0.8%
              -----------------------------------------------------------------------------------
   1,160,000  Utah State HFA, (Series A), 4.125% TOBs (Corestates Bank NA, Philadelphia, PA LIQ),
              Optional Tender 1/1/1997                                                                  1,160,000
              -----------------------------------------------------------------------------------
   1,700,000  Utah State HFA, (Series C-2), 4.125% TOBs (Corestates Bank NA, Philadelphia, PA
              LIQ), Optional Tender 1/1/1997                                                            1,700,000
              -----------------------------------------------------------------------------------
   1,670,000  Utah State HFA, (Series C-3), 4.125% TOBs (Corestates Bank NA, Philadelphia, PA
              LIQ), Optional Tender 1/1/1997                                                            1,670,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     4,530,000
              -----------------------------------------------------------------------------------  --------------
              VIRGINIA--1.8%
              -----------------------------------------------------------------------------------
   2,500,000  Alexandria, VA Redevelopment and Housing Authority Weekly VRDNs (Crystal City
              Apartments)/(Safeco Insurance Co. of America INS)/(Barclays Bank PLC, London LIQ)         2,500,000
              -----------------------------------------------------------------------------------
   2,000,000  Campbell County, VA IDA, Solid Waste Disposal Facilities Revenue ACES Weekly VRDNs
              (Georgia-Pacific Corp.)/(Industrial Bank of Japan Ltd., Tokyo LOC)                        2,000,000
              -----------------------------------------------------------------------------------
   1,600,000  Franklin County, VA IDA Weekly VRDNs (American Graphics)/ (Nationsbank, NA LOC)           1,600,000
              -----------------------------------------------------------------------------------
$  1,500,000  Richmond, VA Redevelopment & Housing Authority, (Series B-3) Weekly VRDNs
              (Richmond, VA Red Tobacco Row)/(Westdeutsche Landesbank Girozentrale LOC)            $    1,500,000
              -----------------------------------------------------------------------------------
   1,000,000  Richmond, VA Redevelopment & Housing Authority, (Series B-5) Weekly VRDNs
              (Richmond, VA Red Tobacco Row)/(Westdeutsche Landesbank Girozentrale LOC)                 1,000,000
              -----------------------------------------------------------------------------------
   1,500,000  Richmond, VA Redevelopment & Housing Authority, (Series B-9) Weekly VRDNs
              (Richmond, VA Red Tobacco Row)/(Westdeutsche Landesbank Girozentrale LOC)                 1,500,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    10,100,000
              -----------------------------------------------------------------------------------  --------------
              WASHINGTON--0.6%
              -----------------------------------------------------------------------------------
   3,500,000  Pierce County, WA Economic Development Corp., (Series 1995) Weekly VRDNs
              (Simpson-Tacoma Kraft Company Project)/(Seattle-First Bank, Seattle LOC)                  3,500,000
              -----------------------------------------------------------------------------------  --------------
              WISCONSIN--3.0%
              -----------------------------------------------------------------------------------
   2,550,000  Germantown, WI, IDA Weekly VRDNs (Zenith Sintered Products, Inc.)/(Bank One,
              Milwaukee, WI NA LOC)                                                                     2,550,000
              -----------------------------------------------------------------------------------
   2,310,000  Marshfield, WI, IDR (Series 1993) Weekly VRDNs (Building Systems, Inc.)/(Bank One,
              Milwaukee, WI NA LOC)                                                                     2,310,000
              -----------------------------------------------------------------------------------
   1,670,000  Plover, WI Weekly VRDNs (Sirco Manufacturing, Inc.)/(Norwest Bank Minnesota,
              Minneapolis LOC)                                                                          1,670,000
              -----------------------------------------------------------------------------------
   3,500,000  Prentice Village, WI, Limited Obligation Revenue Refunding Bonds (Series A) Weekly
              VRDNs (Biewer-Wisconsin Sawmill, Inc. Project)/ (Michigan National Bank, Farmington
              Hills LOC)                                                                                3,500,000
              -----------------------------------------------------------------------------------
     900,000  Shell Lake, WI Weekly VRDNs (Doboy Packaging)/(Union Bank of Switzerland, Zurich
              LOC)                                                                                        900,000
              -----------------------------------------------------------------------------------
   1,980,000  Waukesha, WI, IDRB (Series 1995) Weekly VRDNs (Weldall Manufacturing, Inc.
              Project)/(Bank One, Milwaukee, WI NA LOC)                                                 1,980,000
              -----------------------------------------------------------------------------------
$  3,930,000  (a) Wisconsin Housing & Economic Development Authority, (Series B), 4.20% TOBs (FSA
              INS)/(Corestates Bank NA, Philadelphia, PA LIQ), Optional Tender 3/1/1997            $    3,930,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    16,840,000
              -----------------------------------------------------------------------------------  --------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                                             $  565,562,173
              -----------------------------------------------------------------------------------  --------------


At November 30, 1996, 87.5% of the total investments at market value were subject to alternative minimum tax.

(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At November 30, 1996, these securities amounted to $14,005,000 which represents 2.5% of net assets.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($565,415,536) at November 30, 1996.

The following acronyms are used throughout this portfolio:

ACES-- Adjustable Convertible Extendable Securities
BANs-- Bond Anticipation Notes
COL--  Collateralized
CP--   Commercial Paper
EDA--  Economic Development Authority
EDFA-- Economic Development Financing Authority
EDRB-- Economic Development Revenue Bonds
FGIC-- Financial Guaranty Insurance Company
FHA--  Federal Housing Administration
FSA--  Financial Security Assurance
GNMA-- Government National Mortgage Association
GTD--  Guaranty
HFA--  Housing Finance Authority
IDA--  Industrial Development Authority
IDB--  Industrial Development Bond
IDR--  Industrial Development Revenue
IDRB-- Industrial Development Revenue Bond
INS--  Insured
INV--  Investment Agreement
LIQ--  Liquidity Agreement
LLC--  Limited Liability Corporation
LOC--  Letter of Credit
MBIA-- Municipal Bond Investors Assurance
PCA--  Pollution Control Authority
PCR--  Pollution Control Revenue
PLC--  Public Limited Company
PRF--  Prerefunded
RANs-- Revenue Anticipation Notes
TANs-- Tax Anticipation Notes
TOBs-- Tender Option Bonds
TRANs--Tax and Revenue Anticipation Notes
VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)


MUNICIPAL CASH SERIES
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                       $  565,562,173
-------------------------------------------------------------------------------------------------
Cash                                                                                                      831,990
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       3,858,457
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     570,252,620
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Payable for investments purchased                                                    $  3,700,000
-----------------------------------------------------------------------------------
Income distribution payable                                                               860,304
-----------------------------------------------------------------------------------
Accrued expenses                                                                          276,780
-----------------------------------------------------------------------------------  ------------
     Total liabilities                                                                                  4,837,084
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 565,415,536 shares outstanding                                                      $  565,415,536
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$565,415,536 / 565,415,536 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)


MUNICIPAL CASH SERIES
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest                                                                                             $  10,087,763
---------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------
Investment advisory fee                                                                $  1,359,179
-------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   205,488
-------------------------------------------------------------------------------------
Custodian fees                                                                               39,688
-------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                    248,186
-------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     2,928
-------------------------------------------------------------------------------------
Auditing fees                                                                                 6,954
-------------------------------------------------------------------------------------
Legal fees                                                                                    1,464
-------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    51,649
-------------------------------------------------------------------------------------
Distribution services fee                                                                   951,426
-------------------------------------------------------------------------------------
Shareholder services fee                                                                    679,590
-------------------------------------------------------------------------------------
Share registration costs                                                                     23,424
-------------------------------------------------------------------------------------
Printing and postage                                                                         16,104
-------------------------------------------------------------------------------------
Insurance premiums                                                                            4,575
-------------------------------------------------------------------------------------
Taxes                                                                                        32,025
-------------------------------------------------------------------------------------
Miscellaneous                                                                                 2,928
-------------------------------------------------------------------------------------  ------------
     Total expenses                                                                       3,625,608
-------------------------------------------------------------------------------------
Waivers
------------------------------------------------------------------------
  Waiver of investment advisory fee                                       $  (242,882)
------------------------------------------------------------------------
  Waiver of distribution services fee                                        (679,590)
------------------------------------------------------------------------  -----------
     Total waivers                                                                         (922,472)
-------------------------------------------------------------------------------------  ------------
          Net expenses                                                                                   2,703,136
---------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                 $   7,384,627
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


MUNICIPAL CASH SERIES
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED
                                                                             (UNAUDITED)           YEAR ENDED
                                                                          NOVEMBER 30, 1996       MAY 31, 1996
                                                                        ----------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------
Net investment income                                                     $        7,384,627    $      14,810,386
----------------------------------------------------------------------  ----------------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------
Distributions from net investment income                                          (7,384,627)         (14,810,386)
----------------------------------------------------------------------  ----------------------  -----------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------
Proceeds from sale of shares                                                   1,132,496,890        2,133,541,489
----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                             6,381,568           13,828,571
----------------------------------------------------------------------
Cost of shares redeemed                                                       (1,052,067,473)      (2,113,929,309)
----------------------------------------------------------------------  ----------------------  -----------------
     Change in net assets resulting from share transactions                       86,810,985           33,440,751
----------------------------------------------------------------------  ----------------------  -----------------
          Change in net assets                                                    86,810,985           33,440,751
----------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------
Beginning of period                                                              478,604,551          445,163,800
----------------------------------------------------------------------  ----------------------  -----------------
End of period                                                             $      565,415,536    $     478,604,551
----------------------------------------------------------------------  ----------------------  -----------------


(See Notes which are an integral part of the Financial Statements)


MUNICIPAL CASH SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS
                                        ENDED
                                     (UNAUDITED)                                  YEAR ENDED MAY 31,
                                    NOVEMBER 30,     -----------------------------------------------------------------------------
                                        1996           1996       1995       1994       1993       1992       1991       1990(A)
--------------------------------    ------------     ---------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, BEGINNING OF
PERIOD                                $    1.00      $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
--------------------------------
INCOME FROM INVESTMENT
OPERATIONS
--------------------------------
Net investment income                      0.01           0.03       0.03       0.02       0.03       0.04       0.05        0.04
--------------------------------
LESS DISTRIBUTIONS
--------------------------------
  Distributions from net
  investment income                       (0.01)         (0.03)     (0.03)     (0.02)     (0.03)     (0.04)     (0.05)      (0.04)
--------------------------------      ---------      ---------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD        $    1.00      $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
--------------------------------      ---------      ---------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                           1.38%          3.04%      2.84%      1.83%      2.11%      3.53%      5.24%       4.68%
--------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------
  Expenses                                 0.99%*         0.99%      0.99%      0.99%      0.99%      0.98%      0.94%       0.73%*
--------------------------------
  Net investment income                    2.72%*         2.99%      2.76%      1.81%      2.10%      3.42%      5.02%       5.76%*
--------------------------------
  Expense waiver/
  reimbursement (c)                        0.34%*         0.33%      0.05%      0.06%      0.03%      0.03%      0.17%       0.45%*
--------------------------------
SUPPLEMENTAL DATA
--------------------------------
  Net assets, end of period
  (000 omitted)                        $565,416       $478,605   $445,164   $574,801   $456,205   $516,814   $403,151     $195,897
--------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from August 25, 1989 (date of initial public investment) to May 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


MUNICIPAL CASH SERIES
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

     Additional information on each restricted security held at November 30, 1996 is as follows:

                   SECURITY                 ACQUISITION DATE    ACQUISITION COST
     ------------------------------------   ----------------    ----------------
     Dakota County & Washington County MN      10/03/1996         $  5,775,000
     Montana State Board of Housing            10/01/1996            4,300,000
     Wisconsin Housing & Economic
     Development Authority                     08/29/1996            3,930,000


     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At November 30, 1996, there were 12,500,000,000 shares ($0.001 par value per share) authorized. At November 30, 1996, capital paid in aggregated $565,415,536. Transactions in capital stock were as follows:

                                                                            SIX MONTHS ENDED
                                                                              (UNAUDITED)           YEAR ENDED
                                                                           NOVEMBER 30, 1996       MAY 31, 1996
-----------------------------------------------------------------------  ----------------------  ----------------
Shares sold                                                                    1,132,496,890        2,133,541,489
-----------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                 6,381,568           13,828,571
-----------------------------------------------------------------------
Shares redeemed                                                               (1,052,067,473)      (2,113,929,309)
-----------------------------------------------------------------------  ----------------------  ----------------
     Net change resulting from share transactions                                 86,810,985           33,440,751
-----------------------------------------------------------------------  ----------------------  ----------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended November 30, 1996, the Corporation engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $982,744,649 and $894,020,770, respectively.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

DIRECTORS                                              OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Richard B. Fisher
William J. Copeland                             President
J. Christopher Donahue                          J. Christopher Donahue
James E. Dowd                                   Executive Vice President
Lawrence D. Ellis, M.D.                         Edward C. Gonzales
Edward L. Flaherty, Jr.                         Executive Vice President
Peter E. Madden                                 John W. McGonigle
Gregor F. Meyer                                 Executive Vice President, Treasurer and Secretary
John E. Murray, Jr.                             S. Elliott Cohan
Wesley W. Posvar                                Assistant Secretary
Marjorie P. Smuts


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

                                                                    MUNICIPAL
                                                                         CASH
                                                                       SERIES

                                                           SEMI-ANNUAL REPORT
                                                              TO SHAREHOLDERS
                                                            NOVEMBER 30, 1996




LOGO OF FEDERATED INVESTORS

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 147551303
0122605 (1/97)





PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I'm pleased to present the Semi-Annual Report to Shareholders for Prime Cash Series, a portfolio of Cash Trust Series, Inc., which covers the six-month period ended November 30, 1996. The Report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's investments and its financial statements.

During the reporting period, the fund helped its shareholders earn a total of $0.02 in dividends per share on their ready cash--while offering the advantages of daily liquidity and stability of principal.* During the reporting period, more and more investors placed their confidence in the fund, which helped its net assets soar from $1.5 billion on the first day of the period to $2.2 billion at the period's end.

At the end of the reporting period, the fund was invested across a high-quality portfolio of money market securities that included commercial paper (48.5%), variable rate notes (26.5%), repurchase agreements (17.4%), short-term notes (3.4%), a time deposit (2.3%), certificates of deposit (1.0%), and a U.S. Treasury note (0.8%).

Thank you for choosing Prime Cash Series as a convenient way to put your cash to work pursuing daily income. Please contact your investment representative if you have any questions about the fund.

Sincerely,

/s/Richard B. Fisher

Richard B. Fisher
President
January 15, 1997

* Although money market mutual funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.

                                       1


INVESTMENT REVIEW
--------------------------------------------------------------------------------

Prime Cash Series invests in money market instruments maturing in thirteen months or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

U.S. economic growth has slowed in a nearly ideal fashion. Labor markets are still tight, but monthly payroll gains have downshifted from 233,000 per month in the first half of the year to 171,000 over the second half. Home building has slowed as well. Offsetting this consumer slowdown, however, manufacturing is strengthening. The National Association of Purchasing Managers Index has increased to 52.7% for November while industrial production and capacity utilization have also been high. While the economy remains mixed, overall it appears to be advancing at a moderate and sustainable pace.

The lingering concern is that tight labor markets and gently rising wage pressures will prove inflationary. To date, however, price pressures have been evident only in the food and energy sectors. Elsewhere in the economy, systematic price pressures are largely absent. The Consumer Price Index has risen at an annualized rate of just 2.4% over the past six months while the Producer Price Index increased by 2.8% for the same period.

Thirty day commercial paper started the period at 5.30% on June 1, 1996, and rose very modestly to end the period at 5.37%. This lack of movement reflects the 5.25% federal funds target maintained by the Federal Reserve Board for the entire six month time period.

The money market yield curve flattened substantially throughout the time period. One month commercial paper rates rose seven basis points while the six month rates dropped 11 basis points reflecting the complacent market attitude toward slow growth and low inflation.

The target average maturity range for Prime Cash Series began the reporting period at 40-50 days and was shortened to the 35-45 day range in July, reflecting the changing economic and monetary sentiment. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's core assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six months ended November 30, 1996, the net assets of Prime Cash Series increased from $1.5 billion to $2.2 billion while the seven-day net yield increased from 4.42% to 4.54%.* The effective average maturity of the fund on November 30, 1996, was 47 days.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary.

                                       2



PRIME CASH SERIES
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                            VALUE
--------------  ------------------------------------------------------------------------------  ----------------
CERTIFICATE OF DEPOSIT--1.0%
----------------------------------------------------------------------------------------------
                BANKING--1.0%
                ------------------------------------------------------------------------------
$   12,000,000  Mellon Bank NA, Pittsburgh, 5.500%-5.680%, 12/10/1996-
                4/9/1997                                                                        $     12,000,000
                ------------------------------------------------------------------------------
    10,000,000  Svenska Handelsbanken, Inc., (Guaranteed by Svenska Handelsbanken, Stockholm),
                5.430%, 5/5/1997                                                                      10,000,741
                ------------------------------------------------------------------------------  ----------------
                TOTAL CERTIFICATE OF DEPOSIT                                                          22,000,741
                ------------------------------------------------------------------------------  ----------------
(A) COMMERCIAL PAPER--48.5%
----------------------------------------------------------------------------------------------
                BANKING--14.4%
                ------------------------------------------------------------------------------
    22,000,000  ABN AMRO Bank N.V., Amsterdam, 5.594%-5.794%, 2/28/1997-3/ 6/1997                     21,697,084
                ------------------------------------------------------------------------------
    40,000,000  Abbey National N.A. Corp., (Guaranteed by Abbey National Bank PLC, London),
                5.488%-5.645%, 12/3/1996-4/24/1997                                                    39,594,283
                ------------------------------------------------------------------------------
    15,000,000  Bank of Nova Scotia, Toronto, 5.510%, 1/6/1997                                        14,918,550
                ------------------------------------------------------------------------------
    15,000,000  Commerzbank U.S. Finance, Inc., (Guaranteed by Commerzbank AG, Frankfurt),
                5.774%, 1/10/1997                                                                     14,906,500
                ------------------------------------------------------------------------------
    37,995,000  National Australia Funding, Inc., (Guaranteed by National Australia Bank,
                Ltd., Melbourne), 5.540%-5.753%, 1/29/1997-
                2/3/1997                                                                              37,637,236
                ------------------------------------------------------------------------------
    18,000,000  PEMEX Capital, Inc., (Swiss Bank Corp., Basle LOC), 5.497%,
                4/21/1997                                                                             17,622,825
                ------------------------------------------------------------------------------
    25,000,000  Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris),
                5.500%-5.620%, 3/27/1997-4/9/1997                                                     24,536,182
                ------------------------------------------------------------------------------
    64,000,000  Svenska Handelsbanken, Inc., (Guaranteed by Svenska Handelsbanken, Stockholm),
                5.467%-5.753%, 1/30/1997-4/30/1997                                                    63,029,831
                ------------------------------------------------------------------------------
    70,000,000  UBS Finance (Delaware), Inc., (Guaranteed by Union Bank of Switzerland,
                Zurich), 5.374%-5.903%, 12/2/1996                                                     69,988,822
                ------------------------------------------------------------------------------
    15,000,000  Westpac Capital Corp., (Guaranteed by Westpac Banking, Corp., Sydney), 5.783%,
                1/17/1997                                                                             14,889,942
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                318,821,255
                ------------------------------------------------------------------------------  ----------------
                BROKERAGE--0.5%
                ------------------------------------------------------------------------------
    12,000,000  Merrill Lynch & Co., Inc., 5.371%, 2/11/1997                                          11,872,800
                ------------------------------------------------------------------------------  ----------------
                ELECTRICAL EQUIPMENT--4.0%
                ------------------------------------------------------------------------------
    89,000,000  Whirlpool Financial Corp., (Whirlpool Corp. Support Agreement), 5.443%-5.476%,
                12/16/1996-2/25/1997                                                                  88,219,975
                ------------------------------------------------------------------------------  ----------------
                FINANCE-AUTOMOTIVE--4.2%
                ------------------------------------------------------------------------------
    94,000,000  General Motors Acceptance Corp., 5.453%-5.817%, 12/4/1996-
                5/23/1997                                                                             92,855,645
                ------------------------------------------------------------------------------  ----------------
                FINANCE-COMMERCIAL--18.5%
                ------------------------------------------------------------------------------
    55,000,000  Asset Securitization Cooperative Corp., 5.359%-5.501%, 12/13/ 1996-2/27/1997          54,496,153
                ------------------------------------------------------------------------------
   106,000,000  Beta Finance, Inc., 5.373%-5.789%, 12/30/1996-5/27/1997                              104,598,064
                ------------------------------------------------------------------------------
    10,000,000  CIT Group Holdings, Inc., 5.427%, 12/30/1996                                           9,956,903
                ------------------------------------------------------------------------------
    21,000,000  Corporate Asset Funding Co., Inc. (CAFCO), 5.542%-5.783%,
                1/15/1997-3/6/1997                                                                    20,775,741
                ------------------------------------------------------------------------------
    10,000,000  CXC, Inc., 5.387%, 2/12/1997                                                           9,892,325
                ------------------------------------------------------------------------------
    29,150,000  Falcon Asset Securitization Corp., 5.372%-5.750%, 1/13/1997-
                2/24/1997                                                                             28,880,921
                ------------------------------------------------------------------------------
    61,000,000  General Electric Capital Services, 5.410%-5.784%, 1/13/1997-
                5/23/1997                                                                             59,960,967
                ------------------------------------------------------------------------------
    49,742,000  Greenwich Funding Corp., 5.378%-5.524%, 12/9/1996-2/26/1997                           49,412,820
                ------------------------------------------------------------------------------
    73,025,000  PREFCO-Preferred Receivables Funding Co., 5.372%-5.785%,
                12/5/1996-4/29/1997                                                                   72,235,776
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                410,209,670
                ------------------------------------------------------------------------------  ----------------
                FINANCE-RETAIL--4.3%
                ------------------------------------------------------------------------------
    12,000,000  American Express Credit Corp., 5.421%, 5/23/1997                                      11,695,520
                ------------------------------------------------------------------------------
     4,200,000  Associates Corp. of North America, 5.703%, 12/2/1996                                   4,199,335
                ------------------------------------------------------------------------------
     7,000,000  Avco Financial Services, Inc., 5.784%, 3/5/1997                                        6,897,279
                ------------------------------------------------------------------------------
    42,000,000  McKenna Triangle National Corp., 5.365%-5.530%, 1/22/1997-
                2/21/1997                                                                             41,558,823
                ------------------------------------------------------------------------------
    22,000,000  New Center Asset Trust, A1+/P1 Series, 5.486%-5.601%, 2/21/ 1997-4/21/1997            21,624,881
                ------------------------------------------------------------------------------
    10,000,000  Norwest Financial, Inc., 5.488%, 1/6/1997                                              9,945,900
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                 95,921,738
                ------------------------------------------------------------------------------  ----------------
                INSURANCE--0.2%
                ------------------------------------------------------------------------------
     5,000,000  Marsh & McLennan Cos., Inc., 5.793%, 1/10/1997                                         4,968,722
                ------------------------------------------------------------------------------
                OIL & OIL FINANCE--1.3%
                ------------------------------------------------------------------------------
    10,000,000  Chevron U.K. Investment PLC, (Guaranteed by Chevron Corp.), 5.377%, 2/18/1997          9,883,694
                ------------------------------------------------------------------------------
    20,000,000  Koch Industries, Inc., 5.374%, 12/2/1996                                              19,997,017
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                 29,880,711
                ------------------------------------------------------------------------------  ----------------
                PHARMACEUTICALS AND HEALTH CARE--0.6%
                ------------------------------------------------------------------------------
    13,000,000  Glaxo Wellcome PLC, 5.373%, 2/25/1997                                                 12,835,406
                ------------------------------------------------------------------------------  ----------------
                TELECOMMUNICATIONS--0.5%
                ------------------------------------------------------------------------------
    10,000,000  Ameritech Capital Funding Corp., (Guaranteed by Ameritech Corp.), 5.671%,
                12/2/1996                                                                              9,998,458
                ------------------------------------------------------------------------------  ----------------
                TOTAL COMMERCIAL PAPER                                                             1,075,584,380
                ------------------------------------------------------------------------------  ----------------
SHORT-TERM NOTES--3.4%
----------------------------------------------------------------------------------------------
                BANKING--1.1%
                ------------------------------------------------------------------------------
     5,000,000  Mercantile Safe Deposit & Trust Co., Baltimore, 6.000%, 2/25/1997                      5,008,529
                ------------------------------------------------------------------------------
    20,000,000  SALTS III Cayman Island Corp., (Bankers Trust International, PLC Swap
                Agreement), 5.681%, 1/23/1997                                                         20,000,000
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                 25,008,529
                ------------------------------------------------------------------------------  ----------------
                FINANCE-EQUIPMENT--2.0%
                ------------------------------------------------------------------------------
    30,512,272  Capita Equipment Receivables Trust 1996-1, 5.600%, 10/15/1997                         30,512,272
                ------------------------------------------------------------------------------
    13,818,064  Navistar Financial 1996-B Owner Trust, 5.490%, 11/20/1997                             13,818,064
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                 44,330,336
                ------------------------------------------------------------------------------  ----------------
                FOOD & BEVERAGE--0.3%
                ------------------------------------------------------------------------------
     7,000,000  PepsiCo, Inc., 6.875%, 5/15/1997                                                       7,033,912
                ------------------------------------------------------------------------------  ----------------
                TOTAL CORPORATE NOTES                                                                 76,372,777
                ------------------------------------------------------------------------------  ----------------
(B) NOTES-VARIABLE--26.5%
----------------------------------------------------------------------------------------------
                BANKING--17.8%
                ------------------------------------------------------------------------------
     8,500,000  Alabama State IDA, (GMC Projects), Tax Revenue Bonds (Series 1994), (General
                Motors Corp. LOC), 5.435%, 12/5/1996                                                   8,500,000
                ------------------------------------------------------------------------------
     2,002,500  Alabama State IDA, (Nichols Research Corp.), (SouthTrust Bank of Alabama,
                Birmingham LOC), 5.500%, 12/4/1996                                                     2,002,500
                ------------------------------------------------------------------------------
     1,975,000  Athens-Clarke County, GA IDA, Barrett Project (Series 1995), (Columbus Bank
                and Trust Co., GA LOC), 5.435%, 12/5/1996                                              1,975,000
                ------------------------------------------------------------------------------
     4,885,000  Aurora City, IL, (Series 1995), (First of America Bank-Illinois LOC), 5.630%,
                12/5/1996                                                                              4,885,000
                ------------------------------------------------------------------------------
    20,000,000  Australia & New Zealand Banking Group, Melbourne, 5.426%,
                12/2/1996                                                                             19,993,421
                ------------------------------------------------------------------------------
     1,025,000  Avalon Hotel Associates, (Corestates Bank N.A., Philadelphia, PA LOC), 5.510%,
                12/5/1996                                                                              1,025,000
                ------------------------------------------------------------------------------
    45,000,000  Bank One, Columbus, N.A., 5.470%, 12/3/1996                                           44,974,908
                ------------------------------------------------------------------------------
    20,000,000  Bank One, Milwaukee, WI N.A., 5.490%, 12/3/1996                                       19,987,538
                ------------------------------------------------------------------------------
    13,180,000  Congregate Care Corp., (Union Bank of California LOC), 5.625%, 12/4/1996              13,180,000
                ------------------------------------------------------------------------------
     1,480,000  Denver Urban Renewal Authority, (Series 1992-B), (Banque Paribas, Paris LOC),
                5.700%, 12/5/1996                                                                      1,480,000
                ------------------------------------------------------------------------------
     6,300,000  Dewberry III, L.P., (First National Bank of Maryland, Baltimore LOC), 5.600%,
                12/5/1996                                                                              6,300,000
                ------------------------------------------------------------------------------
     7,500,000  Euclid Superior Parking, (KeyBank, N.A. LOC), 5.475%, 12/16/ 1996                      7,500,000
                ------------------------------------------------------------------------------
     2,510,000  Gahanna OH, City of, Franklin Steel Co Project, (Star Bank, NA, Cincinnati
                LOC), 5.435%, 12/5/1996                                                                2,510,000
                ------------------------------------------------------------------------------
    11,400,000  HJH Associates of Alabama, Hilton Hotel, Huntsville, (SouthTrust Bank of
                Alabama, Birmingham LOC), 5.435%, 12/6/1996                                           11,400,000
                ------------------------------------------------------------------------------
     5,400,000  Kenny, Donald R. and Cheryl A., Series 1996-C, (Star Bank, NA, Cincinnati
                LOC), 5.435%, 12/5/1996                                                                5,400,000
                ------------------------------------------------------------------------------
    51,000,000  Liquid Asset Backed Securities Trust, Series 1996-3, (Westdeutsche Landesbank
                Girozentrale Swap Agreement), 5.395%, 12/13/1996                                      51,000,000
                ------------------------------------------------------------------------------
     4,175,000  Maryland State IDFA, (Genetic Therapy, Inc.), (First National Bank of
                Maryland, Baltimore LOC), 5.480%, 12/2/1996                                            4,175,000
                ------------------------------------------------------------------------------
     3,056,000  Maryland State IDFA, (Human Genome), (Series 1994), (First National Bank of
                Maryland, Baltimore LOC), 5.480%, 12/2/1996                                            3,056,000
                ------------------------------------------------------------------------------
     5,900,000  Maryland State IDFA, (Kelly Springfield Tire), (First National Bank of
                Maryland, Baltimore LOC), 5.580%, 12/2/1996                                            5,900,000
                ------------------------------------------------------------------------------
    18,000,000  National Funding Corp., Series 1994-A, (American National Bank, Chicago LOC),
                5.410%, 12/5/1996                                                                     18,000,000
                ------------------------------------------------------------------------------
       695,000  New Jersey EDA, Series 1992 K-3, (Banque Nationale de Paris LOC), 5.768%,
                12/2/1996                                                                                695,000
                ------------------------------------------------------------------------------
     3,875,000  New Jersey EDA, Series 1992-H, (Banque Nationale de Paris LOC), 5.643%,
                12/2/1996                                                                              3,875,000
                ------------------------------------------------------------------------------
     7,315,000  Pelham City, IDB, (Columbus Bank and Trust Co., GA LOC), 5.435%, 12/5/1996             7,315,000
                ------------------------------------------------------------------------------
     2,850,000  Pelham City, IDB, (Columbus Bank and Trust Co., GA LOC), 5.435%, 12/5/1996             2,850,000
                ------------------------------------------------------------------------------
     5,900,000  Pennsylvania EDFA, (Series 1993-C), (Barclays Bank PLC, London LOC), 5.435%,
                12/5/1996                                                                              5,900,000
                ------------------------------------------------------------------------------
    30,000,000  SMM Trust, Series 1996-B, (Morgan Guaranty Trust Co., New York Swap
                Agreement), 5.425%, 12/2/1996                                                         30,000,000
                ------------------------------------------------------------------------------
    30,000,000  SMM Trust, Series 1996-I, (Morgan Guaranty Trust Co., New York Swap
                Agreement), 5.425%, 12/27/1996                                                        30,000,000
                ------------------------------------------------------------------------------
    10,000,000  SMM Trust, Series 1996-L, (Morgan Guaranty Trust Co., New York Swap
                Agreement), 5.425%, 12/13/1996                                                        10,000,000
                ------------------------------------------------------------------------------
     3,000,000  SMM Trust, Series 1996-V, (Morgan Guaranty Trust Co., New York Swap
                Agreement), 5.706%, 12/24/1996                                                         3,000,000
                ------------------------------------------------------------------------------
     2,300,000  Saegertown Manufacturing Corp., (PNC Bank, N.A. LOC), 5.459%, 12/2/1996                2,300,000
                ------------------------------------------------------------------------------
     6,260,000  Southeast Regional Holdings, LLC, (Series 1995-A), (Columbus Bank and Trust
                Co., GA LOC), 5.435%, 12/5/1996                                                        6,260,000
                ------------------------------------------------------------------------------
    10,400,000  Southern Coil Processing, Inc. Notes, (Amsouth Bank N.A., Birmingham LOC),
                5.500%, 12/5/1996                                                                     10,400,000
                ------------------------------------------------------------------------------
     3,650,000  Sylacuaga, AL IDB, Parker Fertilizer Project Series 1992, (SouthTrust Bank of
                Alabama, Birmingham LOC), 5.424%,
                12/4/1996                                                                              3,650,000
                ------------------------------------------------------------------------------
     3,670,000  (c)Toledo Medical Building I L.P., (Huntington National Bank, Columbus, OH
                LOC), 6.360%, 10/31/1997                                                               3,670,000
                ------------------------------------------------------------------------------
    19,425,000  Union Development Co., (Bank of America NT and SA, San Francisco LOC), 5.435%,
                12/5/1996                                                                             19,425,000
                ------------------------------------------------------------------------------
     6,080,000  United Jewish Federation of Greater Pittsburgh VRDB, Series 1995A, (PNC Bank,
                N.A. LOC), 5.400%, 12/5/1996                                                           6,080,000
                ------------------------------------------------------------------------------
     6,690,000  Van Dyne Crotty Co., (Huntington National Bank, Columbus, OH LOC), 5.435%,
                12/5/1996                                                                              6,690,000
                ------------------------------------------------------------------------------
     1,856,000  Vista Funding Corp., (Series 1995-A), (Star Bank, NA, Cincinnati LOC), 5.424%,
                12/5/1996                                                                              1,856,000
                ------------------------------------------------------------------------------
     6,000,000  Woodbury Business Forms, Inc./Caribbean Business Forms, Series 1996 Taxable
                Revenue Bonds, (Columbus Bank and Trust Co., GA LOC), 5.435%, 12/5/1996                6,000,000
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                393,210,367
                ------------------------------------------------------------------------------  ----------------
                FINANCE-EQUIPMENT--0.9%
                ------------------------------------------------------------------------------
    20,000,000  Comdisco, Inc., 5.620%, 2/24/1997                                                     20,000,000
                ------------------------------------------------------------------------------  ----------------
                FINANCE-RETAIL--1.9%
                ------------------------------------------------------------------------------
    21,000,000  AFS Insurance Premium Receivables Trust, (Series 1994-A), 5.931%, 12/15/1996          21,000,000
                ------------------------------------------------------------------------------
    23,000,000  Carco Auto Loan Master Trust 1993-2, (Series 1993-2 Class A1), 5.555%,
                12/15/1996                                                                            23,000,000
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                 44,000,000
                ------------------------------------------------------------------------------  ----------------
                INSURANCE--5.9%
                ------------------------------------------------------------------------------
    60,000,000  General American Life Insurance Co., 5.513%, 12/23/1996                               60,000,000
                ------------------------------------------------------------------------------
    25,000,000  SunAmerica Life Insurance Co., 5.475%, 12/1/1996                                      25,000,000
                ------------------------------------------------------------------------------
    15,000,000  SunAmerica Life Insurance Co., 5.475%, 12/1/1996                                      15,000,000
                ------------------------------------------------------------------------------
    30,000,000  Transamerica Occidental Life Insurance Company, 5.375%,
                12/30/1996                                                                            30,000,000
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                130,000,000
                ------------------------------------------------------------------------------  ----------------
                TOTAL NOTES-VARIABLE                                                                 587,210,367
                ------------------------------------------------------------------------------  ----------------
TIME DEPOSIT--2.3%
----------------------------------------------------------------------------------------------
                BANKING--2.3%
                ------------------------------------------------------------------------------
    50,000,000  Bank of Tokyo-Mitsubishi Ltd., 5.750%, 12/2/1996                                      50,000,000
                ------------------------------------------------------------------------------  ----------------
U.S. TREASURY--0.8%
----------------------------------------------------------------------------------------------
    18,000,000  United States Treasury Notes, 7.500%, 1/31/1997                                       18,068,366
                ------------------------------------------------------------------------------  ----------------
(D) REPURCHASE AGREEMENTS--17.4%
----------------------------------------------------------------------------------------------
    49,292,000  CIBC Wood Gundy Securities Corp., 5.65%, dated 11/29/1996, due 12/2/1996              49,292,000
                ------------------------------------------------------------------------------
    76,790,000  Donaldson, Lufkin and Jenrette Securities Corp., 5.65%,
                dated 11/29/1996, due 12/2/1996                                                       76,790,000
                ------------------------------------------------------------------------------
    70,000,000  First Union Capital Markets, 5.66%, dated 11/29/1996,
                due 12/2/1996                                                                         70,000,000
                ------------------------------------------------------------------------------
    22,000,000  Fuji Government Securities, Inc., 5.73%, dated 11/29/1996,
                due 12/2/1996                                                                         22,000,000
                ------------------------------------------------------------------------------
    45,000,000  Goldman Sachs Group, LP, 5.75%, dated 11/29/1996, due 12/2/ 1996                      45,000,000
                ------------------------------------------------------------------------------
   101,000,000  HSBC Securities, Inc., 5.75%, dated 11/29/1996, due 12/2/1996                        101,000,000
                ------------------------------------------------------------------------------
    22,000,000  PaineWebber Group, Inc., 5.73%, dated 11/29/1996, due 12/2/1996                       22,000,000
                ------------------------------------------------------------------------------  ----------------
                TOTAL REPURCHASE AGREEMENTS                                                          386,082,000
                ------------------------------------------------------------------------------  ----------------
                TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                                        $  2,215,318,631
                ------------------------------------------------------------------------------  ----------------


 (a) Each issue shows the rate of discount at time of purchase for discount issues, or the coupon for the interest bearing issues.

 (b) Current rate and next reset date shown.

 (c) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At November 30, 1996, these securities amounted to $3,670,000 which represents 0.2% of net assets.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

 (e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($2,216,101,973) at November 30, 1996.

The following acronyms are used throughout this portfolio:

EDA--Economic Development Authority
EDFA--Economic Development Financing Authority
IDA--Industrial Development Authority
IDB--Industrial Development Bond
IDFA--Industrial Development Finance Authority
LLC--Limited Liability Corporation
LOC--Letter of Credit
LP--Limited Partnership
PLC--Public Limited Company
VRDB--Variable Rate Demand Bond

(See Notes which are an integral part of the Financial Statements)


PRIME CASH SERIES
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                      $  2,215,318,631
------------------------------------------------------------------------------------------------
Cash                                                                                                       629,335
------------------------------------------------------------------------------------------------
Income receivable                                                                                        4,274,287
------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                  18,122
------------------------------------------------------------------------------------------------  ----------------
     Total assets                                                                                    2,220,240,375
------------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------
Income distribution payable                                                         $  3,780,431
----------------------------------------------------------------------------------
Accrued expenses                                                                         357,971
----------------------------------------------------------------------------------  ------------
     Total liabilities                                                                                   4,138,402
------------------------------------------------------------------------------------------------  ----------------
NET ASSETS for 2,216,101,973 shares outstanding                                                   $  2,216,101,973
------------------------------------------------------------------------------------------------  ----------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$2,216,101,973 / 2,216,101,973 shares outstanding                                                            $1.00
------------------------------------------------------------------------------------------------  ----------------


(See Notes which are an integral part of the Financial Statements)


PRIME CASH SERIES
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------
Interest                                                                                            $  52,966,820
--------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                              $   4,799,472
-----------------------------------------------------------------------------------
Administrative personnel and services fee                                                  725,602
-----------------------------------------------------------------------------------
Custodian fees                                                                              99,955
-----------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                 1,188,503
-----------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                    8,967
-----------------------------------------------------------------------------------
Auditing fees                                                                                7,259
-----------------------------------------------------------------------------------
Legal fees                                                                                   4,514
-----------------------------------------------------------------------------------
Portfolio accounting fees                                                                   72,398
-----------------------------------------------------------------------------------
Distribution services fee                                                                3,359,631
-----------------------------------------------------------------------------------
Shareholder services fee                                                                 2,399,736
-----------------------------------------------------------------------------------
Share registration costs                                                                   119,987
-----------------------------------------------------------------------------------
Printing and postage                                                                        35,136
-----------------------------------------------------------------------------------
Insurance premiums                                                                           8,357
-----------------------------------------------------------------------------------
Taxes                                                                                       82,167
-----------------------------------------------------------------------------------
Miscellaneous                                                                               11,529
-----------------------------------------------------------------------------------  -------------
     Total expenses                                                                     12,923,213
-----------------------------------------------------------------------------------
Waivers and reimbursements--
--------------------------------------------------------------------
  Waiver of investment advisory fee                                   $    (978,287)
--------------------------------------------------------------------
  Waiver of distribution services fee                                    (2,399,736)
--------------------------------------------------------------------  -------------
     Total waivers                                                                      (3,378,023)
-----------------------------------------------------------------------------------  -------------
          Net expenses                                                                                  9,545,190
--------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                $  43,421,630
--------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


PRIME CASH SERIES
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS
                                                                                ENDED
                                                                             (UNAUDITED)           YEAR ENDED
                                                                          NOVEMBER 30, 1996       MAY 31, 1996
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------
Net investment income                                                     $       43,421,630    $      63,907,688
----------------------------------------------------------------------  ----------------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------
Distributions from net investment income                                         (43,421,630)         (63,907,688)
----------------------------------------------------------------------  ----------------------  -----------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------
Proceeds from sale of shares                                                   4,525,803,129        6,213,736,052
----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                            39,633,754           60,421,530
----------------------------------------------------------------------
Cost of shares redeemed                                                       (3,888,570,417)      (5,762,005,353)
----------------------------------------------------------------------  ----------------------  -----------------
     Change in net assets resulting from share transactions                      676,866,466          512,152,229
----------------------------------------------------------------------  ----------------------  -----------------
          Change in net assets                                                   676,866,466          512,152,229
----------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------
Beginning of period                                                            1,539,235,507        1,027,083,278
----------------------------------------------------------------------  ----------------------  -----------------
End of period                                                             $    2,216,101,973    $   1,539,235,507
----------------------------------------------------------------------  ----------------------  -----------------


(See Notes which are an integral part of the Financial Statements)


PRIME CASH SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              SIX MONTHS
                                 ENDED
                              (UNAUDITED)                                  YEAR ENDED MAY 31,
                             NOVEMBER 30,      --------------------------------------------------------------------------
                                 1996           1996       1995       1994       1993       1992       1991       1990(A)
-------------------------  --------------      ------     -----      -----      -----      -----      -----       -------
NET ASSET VALUE,
BEGINNING OF PERIOD            $    1.00      $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------
INCOME FROM INVESTMENT
OPERATIONS
-------------------------
  Net investment income             0.02           0.05       0.05       0.02       0.03       0.04       0.07        0.06
-------------------------
LESS DISTRIBUTIONS
-------------------------
  Distributions from net
  investment income                (0.02)         (0.05)     (0.05)     (0.02)     (0.03)     (0.04)     (0.07)      (0.06)
-------------------------         ------      ---------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF
PERIOD                         $    1.00      $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------         ------      ---------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                    2.29%          4.90%      4.60%      2.48%      2.61%      4.37%      6.99%       6.56%
-------------------------
RATIOS TO AVERAGE NET
ASSETS
-------------------------
  Expenses                          0.99%*         0.99%      0.99%      0.99%      0.99%      0.98%      0.94%       0.73%*
-------------------------
  Net investment income             4.52%*         4.78%      4.57%      2.45%      2.58%      4.21%      6.50%       7.82%*
-------------------------
  Expense waiver/
  reimbursement (c)                 0.35%*         0.38%      0.20%      0.18%      0.15%      0.22%      0.44%       0.46%*
-------------------------
SUPPLEMENTAL DATA
-------------------------
  Net assets, end of
  period (000 omitte          $2,216,102     $1,539,235 $1,027,083   $791,147   $796,832   $750,016   $562,465    $189,254
-------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from August 18, 1989 (date of initial public investment) to May 31, 1990.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


PRIME CASH SERIES
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted Securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted security is valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on the restricted security held at November 30, 1996 is as follows:

     SECURITY                           ACQUISITION DATE      ACQUISITION COST
     Toledo Medical Building I L.P.           11/2/92           $  3,720,000


     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At November 30, 1996, there were 12,500,000,000 shares ($0.001 par value per share) authorized. At November 30, 1996, capital paid in aggregated $2,216,101,973. Transactions in capital stock were as follows:

                                                                            SIX MONTHS ENDED        YEAR ENDED
                                                                           NOVEMBER 30, 1996       MAY 31, 1996
-----------------------------------------------------------------------  ----------------------  ----------------
Shares sold                                                                    4,525,803,129        6,213,736,052
-----------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                39,633,754           60,421,530
-----------------------------------------------------------------------
Shares redeemed                                                               (3,888,570,417)      (5,762,005,353)
-----------------------------------------------------------------------  ----------------------  ----------------
     Net change resulting from share transactions                                676,866,466          512,152,229
-----------------------------------------------------------------------  ----------------------  ----------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.


DIRECTORS                                              OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Richard B. Fisher
William J. Copeland                             President
J. Christopher Donahue                          J. Christopher Donahue
James E. Dowd                                   Executive Vice President
Lawrence D. Ellis, M.D.                         Edward C. Gonzales
Edward L. Flaherty, Jr.                         Executive Vice President
Peter E. Madden                                 John W. McGonigle
Gregor F. Meyer                                 Executive Vice President, Treasurer and Secretary
John E. Murray, Jr.                             S. Elliott Cohan
Wesley W. Posvar                                Assistant Secretary
Marjorie P. Smuts


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

                                                                       PRIME
                                                                       CASH
                                                                       SERIES

                                                          SEMI-ANNUAL REPORT
                                                          TO SHAREHOLDERS
                                                          NOVEMBER 30, 1996




LOGO OF FEDERATED INVESTORS

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 147551105
0122606 (1/97)





PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I'm pleased to present the Semi-Annual Report to Shareholders for Treasury Cash Series, a portfolio of Cash Trust Series, Inc., which covers the six-month period ended November 30, 1996. The report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's investments and its financial statements.

During the reporting period, the fund helped its shareholders earn a total of $0.02 in dividends per share on their ready cash--while offering the advantages of daily liquidity and stability of principal.* Assets totaled $785.9 million at the end of the reporting period.

At the end of the reporting period, 82.3% of the fund's assets was invested in repurchase agreements backed by U.S. government securities, which offered yield advantage over many direct government securities. The remainder of the fund's assets was invested in direct U.S. Treasury bills and notes.

Thank you for choosing Treasury Cash Series as a convenient way to put your cash to work pursuing daily income from U.S. Treasury obligations. Please contact your investment representative if you have any questions about your investment. Sincerely,

Richard B. Fisher
President
January 15, 1997

* Although money market mutual funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.






INVESTMENT REVIEW
--------------------------------------------------------------------------------

Treasury Cash Series invests in U.S. Treasury and U.S. government agency securities and in repurchase agreements collateralized by U.S. government securities. The fund is rated AAAm by Standard & Poor's Ratings Group ("S&P") and Aaa by Moody's Investors Service, Inc.* ("Moody's")

Over the six months ended November 30, 1996, the Federal Reserve Board (the "Fed") stood pat in the face of economic growth that exceeded the 2.50% pace thought to be non-inflationary. Confronted with persistent strength in the housing, auto, and retail sectors, the Fed stuck to its belief that economic growth in the second half of the year would return to a more moderate pace. Over the reporting period, the market itself was not so sure, and movements in interest rates proved to be rather volatile as expectations regarding the timing and extent of the next policy move from the Fed swayed back and forth with each new piece of economic data. Signs of an economic slowdown began to emerge in the third quarter of 1996, but the market fretted that it might not be enough to prevent the Fed from tightening to ward off inflationary pressures. By the end of the reporting period, however, the market calmed as growth in employment and housing moderated and inflation remained tame. Overall, the Federal funds target rate remained unchanged at 5.25%, where it has been since late January 1996.

Movements in interest rates reflected the market uncertainty. The yield on the three-month Treasury bill began the reporting period at 5.20% in early June and rose to 5.35% by late August amid fears that the robust economy might spark inflation--particularly in the face of tight labor market conditions. The yield then fell to 5.15% as signs of tempered growth began to appear, rose once more to 5.35% as the market continued to reflect concerns over developing wage pressures, and then plunged to 5.00% in late September/early October as relief finally took hold. The yield finally rebounded to a more realistic 5.15% and traded within a narrow range for the remainder of the reporting period, as the market broke its trend of over-reacting to each economic release and accepted the idea that the Fed was likely to be on hold indefinitely. Overall, the short end of the Treasury yield curve ended the reporting period 27 basis points flatter than it began, reflecting the retreat from expectations of an imminent tightening in monetary policy.

For most of the six-month reporting period, the fund was targeted in a 35 to 45 day average maturity range, representing a neutral stance. The average maturity of the fund varied within that range according to relative value opportunities available in the short-term Treasury and repo markets. The fund remained barbelled in structure, combining repurchase agreements with purchases of fixed-rate Treasury securities with longer maturities. With a friendly inflation picture and no signs of a dramatic change in the overall fundamental picture of the economy on the horizon, the Fund will likely maintain its current neutral positioning in the near future.

---------
* These ratings are obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa- rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.





TREASURY CASH SERIES
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
SHORT-TERM U.S. TREASURY OBLIGATIONS--19.4%
------------------------------------------------------------------------------------------------
               (A)U.S. TREASURY BILLS--4.5%
               ---------------------------------------------------------------------------------
$  36,000,000  4.925%-5.455%, 3/6/1997-8/21/1997                                                  $   35,109,610
               ---------------------------------------------------------------------------------
               U.S. TREASURY NOTES--14.9%
               ---------------------------------------------------------------------------------
  117,000,000  5.625%-8.625%, 12/31/1996-9/30/1997                                                   117,488,365
               ---------------------------------------------------------------------------------  --------------
               TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS                                            152,597,975
               ---------------------------------------------------------------------------------  --------------
(B)REPURCHASE AGREEMENTS--82.3%
------------------------------------------------------------------------------------------------
   25,000,000  BT Securities Corporation, 5.720%, dated 11/29/1996, due 12/2/1996                     25,000,000
               ---------------------------------------------------------------------------------
   35,000,000  Bank of Tokyo-Mitsubishi Ltd., 5.680%, dated 11/29/1996, due
               12/2/1996                                                                              35,000,000
               ---------------------------------------------------------------------------------
   89,000,000  Barclays de Zoete Wedd Securities, Inc., 5.720%, dated 11/29/1996, due 12/2/1996       89,000,000
               ---------------------------------------------------------------------------------
   35,000,000  Bear, Stearns and Co., 5.700%, dated 11/29/1996, due 12/2/1996                         35,000,000
               ---------------------------------------------------------------------------------
   30,000,000  CIBC Wood Gundy Securities Corp., 5.700%, dated 11/29/1996, due 12/2/1996              30,000,000
               ---------------------------------------------------------------------------------
   14,000,000  (c)CS First Boston, Inc., 6.250%, dated 11/19/1996, due 1/2/1997                       14,000,000
               ---------------------------------------------------------------------------------
   35,000,000  Daiwa Securities America, Inc., 5.375%, dated 11/27/1996, due
               12/2/1996                                                                              35,000,000
               ---------------------------------------------------------------------------------
   30,000,000  Deutsche Bank Government Securities, Inc., 5.700%, dated
               11/29/1996, due 12/2/1996                                                              30,000,000
               ---------------------------------------------------------------------------------
   35,000,000  Donaldson, Lufkin and Jenrette Securities Corp., 5.650%, dated
               11/29/1996, due 12/2/1996                                                              35,000,000
               ---------------------------------------------------------------------------------
   35,000,000  Dresdner Securities (USA), Inc., 5.420%, dated 11/27/1996, due
               12/2/1996                                                                              35,000,000
               ---------------------------------------------------------------------------------
   35,000,000  First Union Capital Markets, 5.660%, dated 11/29/1996, due 12/2/1996                   35,000,000
               ---------------------------------------------------------------------------------
   35,000,000  Greenwich Capital Markets, Inc., 5.720%, dated 11/29/1996, due
               12/2/1996                                                                              35,000,000
               ---------------------------------------------------------------------------------
   30,000,000  Nesbitt Burns Securities, Inc., 5.710%, dated 11/29/1996, due
               12/2/1996                                                                              30,000,000
               ---------------------------------------------------------------------------------
$  14,000,000  (c)Morgan Stanley Group, Inc., 5.330%, dated 10/17/1996, due 1/16/1997             $   14,000,000
               ---------------------------------------------------------------------------------
   35,000,000  Sanwa-BGK Securities Co., L.P., 5.700%, dated 11/29/1996, due
               12/2/1996                                                                              35,000,000
               ---------------------------------------------------------------------------------
   35,000,000  Societe Generale, 5.700%, dated 11/29/1996, due 12/2/1996                              35,000,000
               ---------------------------------------------------------------------------------
    5,000,000  (c)Swiss Bank Capital Markets, 5.350%, dated 10/7/1996, due 1/6/1997                    5,000,000
               ---------------------------------------------------------------------------------
   30,000,000  Swiss Bank Capital Markets, 5.700%, dated 11/29/1996, due 12/2/1996                    30,000,000
               ---------------------------------------------------------------------------------
   35,000,000  Toronto Dominion Securities (USA) Inc., 5.400%, dated 11/27/1996, due 12/2/1996        35,000,000
               ---------------------------------------------------------------------------------
   30,000,000  UBS Securities, Inc., 5.730%, dated 11/29/1996, due 12/2/1996                          30,000,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL REPURCHASE AGREEMENTS                                                           647,000,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (AT AMORTIZED COST)(D)                                           $  799,597,975
               ---------------------------------------------------------------------------------  --------------


 (a) Each issue shows the rate of discount at time of purchase.

(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

 (c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($785,915,960) at November 30, 1996.

(See Notes which are an integral part of the Financial Statements)

TREASURY CASH SERIES
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------
Investments in repurchase agreements                                               $  647,000,000
---------------------------------------------------------------------------------
Investments in securities                                                             152,597,975
---------------------------------------------------------------------------------  --------------
     Total investments in securities, at amortized cost and value                                  $  799,597,975
-------------------------------------------------------------------------------------------------
Cash                                                                                                      162,326
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       2,298,000
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     802,058,301
-------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------
Payable for investments purchased                                                  $   14,000,000
---------------------------------------------------------------------------------
Income distribution payable                                                             1,869,278
---------------------------------------------------------------------------------
Accrued expenses                                                                          273,063
---------------------------------------------------------------------------------  --------------
     Total liabilities                                                                                 16,142,341
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 785,915,960 shares outstanding                                                      $  785,915,960
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$785,915,960 / 785,915,960 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)


TREASURY CASH SERIES
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest                                                                                             $  16,641,965
---------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------
Investment advisory fee                                                                $  1,552,300
-------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   234,681
-------------------------------------------------------------------------------------
Custodian fees                                                                               71,892
-------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                    105,270
-------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     3,841
-------------------------------------------------------------------------------------
Auditing fees                                                                                 6,866
-------------------------------------------------------------------------------------
Legal fees                                                                                    2,105
-------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    52,334
-------------------------------------------------------------------------------------
Distribution services fee                                                                 1,086,610
-------------------------------------------------------------------------------------
Shareholder services fee                                                                    776,150
-------------------------------------------------------------------------------------
Share registration costs                                                                     33,858
-------------------------------------------------------------------------------------
Printing and postage                                                                         16,752
-------------------------------------------------------------------------------------
Insurance premiums                                                                            4,575
-------------------------------------------------------------------------------------
Taxes                                                                                        24,233
-------------------------------------------------------------------------------------
Miscellaneous                                                                                 6,405
-------------------------------------------------------------------------------------  ------------
     Total expenses                                                                       3,977,872
-------------------------------------------------------------------------------------
Waivers and reimbursements--
------------------------------------------------------------------------
  Waiver of investment advisory fee                                       $  (114,507)
------------------------------------------------------------------------
  Waiver of distribution services fee                                        (776,150)
------------------------------------------------------------------------  -----------
     Total waivers                                                                         (890,657)
-------------------------------------------------------------------------------------  ------------
          Net expenses                                                                                   3,087,215
---------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                 $  13,554,750
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


TREASURY CASH SERIES
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED
                                                                             (UNAUDITED)           YEAR ENDED
                                                                          NOVEMBER 30, 1996       MAY 31, 1996
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------
Net investment income                                                     $       13,554,750    $      28,646,187
----------------------------------------------------------------------  ----------------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------
Distributions from net investment income                                         (13,554,750)         (28,646,187)
----------------------------------------------------------------------  ----------------------  -----------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------
Proceeds from sale of shares                                                   1,741,095,197        3,620,620,510
----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                             9,816,830           22,590,400
----------------------------------------------------------------------
Cost of shares redeemed                                                       (1,558,726,139)      (3,473,572,068)
----------------------------------------------------------------------  ----------------------  -----------------
     Change in net assets resulting from share transactions                      192,185,888          169,638,842
----------------------------------------------------------------------  ----------------------  -----------------
          Change in net assets                                                   192,185,888          169,638,842
----------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------
Beginning of period                                                              593,730,072          424,091,230
----------------------------------------------------------------------  ----------------------  -----------------
End of period                                                             $      785,915,960    $     593,730,072
----------------------------------------------------------------------  ----------------------  -----------------


(See Notes which are an integral part of the Financial Statements)


TREASURY CASH SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                  SIX MONTHS
                                     ENDED
                                  (UNAUDITED)
                                 NOVEMBER 30,                                  YEAR ENDED MAY 31,
                                     1996           1996       1995       1994       1993       1992       1991       1990(A)
NET ASSET VALUE, BEGINNING OF
PERIOD                             $    1.00      $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-----------------------------
INCOME FROM INVESTMENT
OPERATIONS
-----------------------------
  Net investment income                 0.02           0.05       0.04       0.02       0.02       0.04       0.07        0.02
-----------------------------
LESS DISTRIBUTIONS
-----------------------------
  Distributions from net
  investment income                    (0.02)         (0.05)     (0.04)     (0.02)     (0.02)     (0.04)     (0.07)      (0.02)
-----------------------------         ------      ---------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF
PERIOD                             $    1.00      $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-----------------------------         ------      ---------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                        2.21%          4.83%      4.34%      2.37%      2.47%      4.24%      6.83%       2.42%
-----------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------
  Expenses                              0.99%*         0.99%      0.99%      0.99%      0.99%      0.98%      0.88%       0.60%*
-----------------------------
  Net investment income                 4.37%*         4.70%      4.26%      2.33%      2.46%      4.18%      6.39%       7.75%*
-----------------------------
  Expense waiver/
  reimbursement (c)                     0.29%*         0.29%      0.08%      0.10%      0.04%      0.04%      0.22%       0.44%*
-----------------------------
SUPPLEMENTAL DATA
-----------------------------
  Net assets, end of period
  (000 omitted)                      $785,916      $593,730   $424,091   $427,005   $532,334   $638,761   $713,430    $127,800
-----------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from February 7, 1990 (date of initial public investment) to May 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

TREASURY CASH SERIES
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.


--------------------------------------------------------------------------------
     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At November 30, 1996, there were 12,500,000,000 shares of $0.001 par value capital stock authorized. At November 30, 1996, capital paid-in aggregated $785,915,960. Transactions in capital stock were as follows:

                                                                            SIX MONTHS ENDED        YEAR ENDED
                                                                           NOVEMBER 30, 1996       MAY 31, 1996
Shares sold                                                                    1,741,095,197        3,620,620,510
-----------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                 9,816,830           22,590,400
-----------------------------------------------------------------------
Shares redeemed                                                               (1,558,726,139)      (3,473,572,068)
-----------------------------------------------------------------------  ----------------------  ----------------
     Net change resulting from share transactions                                192,185,888          169,638,842
-----------------------------------------------------------------------  ----------------------  ----------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of


--------------------------------------------------------------------------------
Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. This fee paid to FSS is to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

DIRECTORS                                              OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Richard B. Fisher
William J. Copeland                                       President
J. Christopher Donahue                                    J. Christopher Donahue
James E. Dowd                                             Executive Vice President
Lawrence D. Ellis, M.D.                                   Edward C. Gonzales
Edward L. Flaherty, Jr.                                   Executive Vice President
Peter E. Madden                                           John W. McGonigle
Gregor F. Meyer                                           Executive Vice President, Treasurer and Secretary
John E. Murray, Jr.                                       S. Elliott Cohan
Wesley W. Posvar                                          Assistant Secretary
Marjorie P. Smuts


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.



------------------------------------------------------------------------------
                                                                   TREASURY
------------------------------------------------------------------------------
                                                                       CASH
------------------------------------------------------------------------------
                                                                     SERIES
------------------------------------------------------------------------------

------------------------------------------------------------------------------




                                                         SEMI-ANNUAL REPORT
                                                            TO SHAREHOLDERS
                                                          NOVEMBER 30, 1996








[LOGO OF FEDERATED INVESTORS]

       Federated Investors Tower
       Pittsburgh, PA 15222-3779

       Federated Securities Corp. is the distributor of the fund and a subsidiary of Federated Investors.


       Cusip 147551402
             0122607 (1/97)